The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (8.3%)
*	Activision Blizzard, Inc.	911,090	$84,512,708
	AT&T, Inc.	17,214,802	249,958,925
*	Atlanta Braves Holdings, Inc., Class C	3,404	138,630
*	Charter Communications, Inc., Class A	796	322,531
	Comcast Corp., Class A	13,219,783	598,327,379
	Electronic Arts, Inc.	117,159	15,974,630
#	Fox Corp., Class A	1,008,994	33,750,849
	Fox Corp., Class B	397,338	12,480,387
»	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	998,044	34,163,046
*	Liberty Broadband Corp., Class A	27,366	2,430,922
*	Liberty Broadband Corp., Class C	199,990	17,825,109
*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,524,983
*	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,685,233
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	4,964,822
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	11,374,705
#	Lumen Technologies, Inc.	1,119,085	2,003,162
*	Madison Square Garden Entertainment Corp.	8,266	287,988
*	Meta Platforms, Inc., Class A	1,308,997	417,046,444
	News Corp., Class A	577,757	11,451,144
	News Corp., Class B	64,856	1,304,254
#	Paramount Global, Class B	1,414,352	22,672,063
# *	Sphere Entertainment Co.	8,266	350,892
*	Take-Two Interactive Software, Inc.	24,929	3,812,641
*	T-Mobile U.S., Inc.	1,545,488	212,921,882
	Verizon Communications, Inc.	11,373,951	387,624,250
*	Walt Disney Co.	1,801,608	160,144,935
*	Warner Bros Discovery, Inc.	2,772,176	36,232,340
TOTAL COMMUNICATION SERVICES			2,330,340,728
CONSUMER DISCRETIONARY — (5.9%)
	Advance Auto Parts, Inc.	260,009	19,342,069
*	Aptiv PLC	287,126	31,437,426
	Aramark	803,405	32,433,460
	Autoliv, Inc.	269,146	27,164,906
	BorgWarner, Inc.	1,102,997	51,289,360
# *	CarMax, Inc.	385,771	31,868,542
# *	Carnival Corp.	66,438	1,251,692
#	Dick's Sporting Goods, Inc.	20,800	2,932,800
	DR Horton, Inc.	2,494,501	316,851,517
	eBay, Inc.	524,705	23,354,619
	Ford Motor Co.	7,869,237	103,952,621
	Garmin Ltd.	536,870	56,849,164
	General Motors Co.	4,532,565	173,914,519
	Gentex Corp.	994,834	33,406,526
	Genuine Parts Co.	925	144,041
#	Hasbro, Inc.	40,300	2,601,768
#	Hyatt Hotels Corp., Class A	127,405	16,097,622
	Lear Corp.	317,608	49,153,014
	Lennar Corp., Class A	1,104,394	140,070,291
#	Lennar Corp., Class B	37,985	4,364,856
#	Lithia Motors, Inc.	2,694	836,568
	LKQ Corp.	1,699,192	93,098,730

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MGM Resorts International	1,454,296	$73,834,608
*	Mohawk Industries, Inc.	71,696	7,624,153
#	Penske Automotive Group, Inc.	93,801	15,141,357
*	Phinia, Inc.	220,599	6,258,394
	PulteGroup, Inc.	1,956,203	165,083,971
#	Ralph Lauren Corp.	233,423	30,655,443
# *	Royal Caribbean Cruises Ltd.	456,986	49,861,742
#	Tapestry, Inc.	358,209	15,456,718
	Valvoline, Inc.	105,031	3,988,027
	VF Corp.	1,070	21,197
#	Whirlpool Corp.	461,415	66,563,728
TOTAL CONSUMER DISCRETIONARY			1,646,905,449
CONSUMER STAPLES — (4.6%)
	Archer-Daniels-Midland Co.	1,129,118	95,929,865
*	BellRing Brands, Inc.	100,936	3,628,649
	Bunge Ltd.	584,509	63,518,593
#	Campbell Soup Co.	114,028	5,224,763
	Casey's General Stores, Inc.	700	176,862
	Conagra Brands, Inc.	711,380	23,340,378
	Constellation Brands, Inc., Class A	292,549	79,807,367
*	Darling Ingredients, Inc.	500,847	34,683,655
# *	Dollar Tree, Inc.	715,490	110,421,572
	General Mills, Inc.	2,002,753	149,685,759
#	Hormel Foods Corp.	263,983	10,791,625
	Ingredion, Inc.	6,180	687,587
	J M Smucker Co.	621,060	93,562,689
	Keurig Dr Pepper, Inc.	148,220	5,040,962
	Kroger Co.	3,346,505	162,774,003
	McCormick & Co., Inc.	34,185	3,058,874
	Molson Coors Beverage Co., Class B	450,930	31,461,386
	Mondelez International, Inc., Class A	2,203,527	163,347,457
*	Performance Food Group Co.	34,200	2,043,792
*	Pilgrim's Pride Corp.	6,211	153,847
	Seaboard Corp.	13	46,865
	Tyson Foods, Inc., Class A	1,698,335	94,631,226
*	U.S. Foods Holding Corp.	808,080	34,529,258
#	Walgreens Boots Alliance, Inc.	971,954	29,129,461
	Walmart, Inc.	499,558	79,859,342
TOTAL CONSUMER STAPLES			1,277,535,837
ENERGY — (13.8%)
	Baker Hughes Co.	1,793,865	64,202,428
#	Chesapeake Energy Corp.	206,428	17,410,138
	Chevron Corp.	5,028,204	822,915,867
	ConocoPhillips	3,806,401	448,089,526
	Coterra Energy, Inc.	1,203,295	33,138,744
	Devon Energy Corp.	761,239	41,106,906
	Diamondback Energy, Inc.	390,665	57,552,768
	EOG Resources, Inc.	1,168,138	154,813,329
#	EQT Corp.	363,449	15,330,279
	Exxon Mobil Corp.	11,251,083	1,206,566,141
	Halliburton Co.	771,504	30,150,376
	Hess Corp.	171,983	26,094,981
	HF Sinclair Corp.	253,216	13,190,021
	Kinder Morgan, Inc.	4,598,834	81,445,350
	Marathon Oil Corp.	1,275,029	33,495,012
	Marathon Petroleum Corp.	1,358,505	180,708,335

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	1,487,423	$93,901,014
	ONEOK, Inc.	292,179	19,587,680
#	Ovintiv, Inc.	176,133	8,117,970
	Phillips 66	747,733	83,409,616
	Pioneer Natural Resources Co.	481,859	108,741,121
	Schlumberger NV	954,706	55,697,548
	Targa Resources Corp.	56,589	4,639,732
	Valero Energy Corp.	967,025	124,659,193
#	Vitesse Energy, Inc.	35,597	896,688
	Williams Cos., Inc.	3,720,143	128,158,926
TOTAL ENERGY			3,854,019,689
FINANCIALS — (19.9%)
	Aflac, Inc.	1,639,145	118,575,749
	Allstate Corp.	650,449	73,292,593
	Ally Financial, Inc.	2,648,489	80,884,854
	American Financial Group, Inc.	262,762	31,954,487
	American International Group, Inc.	1,904,953	114,830,567
*	Arch Capital Group Ltd.	644,747	50,090,394
	Assurant, Inc.	184,155	24,770,689
	Axis Capital Holdings Ltd.	3,443	189,778
	Bank of America Corp.	10,894,214	348,614,848
	Bank of New York Mellon Corp.	2,360,323	107,064,251
*	Berkshire Hathaway, Inc., Class B	1,821,683	641,159,549
	BlackRock, Inc.	13,096	9,675,980
*	Block, Inc.	7,365	593,104
	BOK Financial Corp.	6,114	544,635
	Capital One Financial Corp.	1,612,985	188,751,505
#	Carlyle Group, Inc.	800	28,520
	Charles Schwab Corp.	3,700	244,570
	Chubb Ltd.	586,765	119,940,634
	Cincinnati Financial Corp.	11,885	1,278,588
	Citigroup, Inc.	2,665,553	127,040,256
	Citizens Financial Group, Inc.	922,786	29,769,076
	CNA Financial Corp.	187,747	7,352,173
	Discover Financial Services	496,689	52,425,524
	East West Bancorp, Inc.	107,578	6,692,427
	Equitable Holdings, Inc.	10,374	297,630
	Everest Group Ltd.	88,971	32,074,935
#	F&G Annuities & Life, Inc.	8,261	216,438
	Fidelity National Financial, Inc.	153,828	6,025,443
	Fidelity National Information Services, Inc.	1,145,227	69,148,806
	Fifth Third Bancorp	3,458,014	100,628,207
#	First Citizens BancShares, Inc., Class A	8,746	12,518,150
*	Fiserv, Inc.	555,605	70,122,907
#	Franklin Resources, Inc.	271,081	7,926,408
	Global Payments, Inc.	247,994	27,341,339
	Globe Life, Inc.	11,967	1,342,338
	Goldman Sachs Group, Inc.	858,462	305,500,872
	Hartford Financial Services Group, Inc.	2,136,542	153,574,639
	Huntington Bancshares, Inc.	3,221,658	39,433,094
	Intercontinental Exchange, Inc.	48,980	5,622,904
	Jefferies Financial Group, Inc.	302,462	11,127,577
	JPMorgan Chase & Co.	6,354,580	1,003,769,457
	KeyCorp	2,011,530	24,761,934
	Lincoln National Corp.	33,297	933,648
	Loews Corp.	714,681	44,774,765
	M&T Bank Corp.	215,727	30,171,578
*	Markel Group, Inc.	3,473	5,034,843

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MetLife, Inc.	452,065	$28,466,533
	Morgan Stanley	3,204,841	293,435,242
	Northern Trust Corp.	208,906	16,737,549
	Old Republic International Corp.	745,739	20,560,024
*	PayPal Holdings, Inc.	84,431	6,401,558
	PNC Financial Services Group, Inc.	578,982	79,256,846
	Principal Financial Group, Inc.	1,433,986	114,532,462
	Prosperity Bancshares, Inc.	10,200	645,864
	Prudential Financial, Inc.	728,470	70,290,070
	Raymond James Financial, Inc.	71,358	7,854,375
	Regions Financial Corp.	5,559,337	113,243,695
	Reinsurance Group of America, Inc.	13,491	1,893,462
	RenaissanceRe Holdings Ltd.	3,923	732,660
	State Street Corp.	643,770	46,634,699
	Synchrony Financial	1,227,307	42,391,184
	Synovus Financial Corp.	13,039	442,022
	T Rowe Price Group, Inc.	18,309	2,256,767
	Travelers Cos., Inc.	964,321	166,451,448
	Truist Financial Corp.	2,880,479	95,689,512
	U.S. Bancorp	2,488,333	98,737,053
	Unum Group	30,296	1,472,689
	W R Berkley Corp.	63,994	3,947,790
	Webster Financial Corp.	51,100	2,418,052
	Wells Fargo & Co.	5,223,943	241,137,209
	Willis Towers Watson PLC	9,703	2,050,535
	Zions Bancorp NA	570,016	21,803,112
TOTAL FINANCIALS			5,567,595,075
HEALTH CARE — (14.7%)
*	Avantor, Inc.	371,029	7,632,067
	Baxter International, Inc.	88,704	4,012,082
	Becton Dickinson & Co.	378,090	105,343,436
*	Biogen, Inc.	534,363	144,379,539
*	Bio-Rad Laboratories, Inc., Class A	28,517	11,559,651
*	Boston Scientific Corp.	68,453	3,549,288
	Bristol-Myers Squibb Co.	3,695,749	229,838,630
*	Centene Corp.	887,951	60,460,584
*	Charles River Laboratories International, Inc.	3,199	670,318
	Cigna Group	998,289	294,595,084
	Cooper Cos., Inc.	16,950	6,631,857
	CVS Health Corp.	3,233,170	241,485,467
	Danaher Corp.	1,209,214	308,422,123
*	DaVita, Inc.	1,999	203,878
	Elevance Health, Inc.	680,876	321,121,548
#	Embecta Corp.	43,883	936,463
# *	Envista Holdings Corp.	11,130	382,983
*	Fortrea Holdings, Inc.	648,579	20,728,585
*	GE HealthCare Technologies, Inc.	398,647	31,094,466
	Gilead Sciences, Inc.	2,358,319	179,562,409
*	Henry Schein, Inc.	213,108	16,790,779
*	Hologic, Inc.	406,815	32,309,247
	Humana, Inc.	401,798	183,553,380
*	Incyte Corp.	57,883	3,688,305
*	Jazz Pharmaceuticals PLC	214,587	27,986,437
	Laboratory Corp. of America Holdings	648,579	138,750,506
	McKesson Corp.	122,974	49,484,738
	Medtronic PLC	2,002,037	175,698,767
	Merck & Co., Inc.	7,435	792,943
*	Moderna, Inc.	608,638	71,612,347

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Pfizer, Inc.	17,021,900	$613,809,714
	Quest Diagnostics, Inc.	907,567	122,712,134
*	Regeneron Pharmaceuticals, Inc.	184,693	137,025,584
	Revvity, Inc.	120,811	14,853,712
	STERIS PLC	208,557	47,040,031
*	Syneos Health, Inc.	13,905	589,711
#	Teleflex, Inc.	200	50,234
	Thermo Fisher Scientific, Inc.	629,158	345,193,828
*	United Therapeutics Corp.	91,266	22,152,084
	Universal Health Services, Inc., Class B	450,326	62,577,301
	Viatris, Inc.	2,860,265	30,118,590
	Zimmer Biomet Holdings, Inc.	365,895	50,548,394
TOTAL HEALTH CARE			4,119,949,224
INDUSTRIALS — (13.5%)
	3M Co.	820,182	91,450,293
	AECOM	513,326	44,659,362
	AGCO Corp.	253,428	33,731,267
	AMETEK, Inc.	259,845	41,211,417
	Arcosa, Inc.	75,166	5,801,312
*	Builders FirstSource, Inc.	589,989	85,212,111
*	CACI International, Inc., Class A	2,200	770,968
	Carlisle Cos., Inc.	315,528	87,464,362
#	Carrier Global Corp.	1,308,430	77,917,006
#	Concentrix Corp.	93,288	7,765,293
	CSX Corp.	859,128	28,626,145
	Cummins, Inc.	542,409	141,460,267
	Deere & Co.	1,688	725,165
*	Delta Air Lines, Inc.	1,490,327	68,942,527
	Dover Corp.	308,405	45,017,878
	Eaton Corp. PLC	780,888	160,331,924
	FedEx Corp.	569,614	153,767,299
	Fortive Corp.	269,682	21,129,585
	Fortune Brands Innovations, Inc.	519,705	36,935,434
	General Dynamics Corp.	428,850	95,882,283
	General Electric Co.	1,195,941	136,624,300
# *	GXO Logistics, Inc.	638,308	42,811,318
	Howmet Aerospace, Inc.	1,131,799	57,880,201
	Huntington Ingalls Industries, Inc.	41,674	9,571,268
	Ingersoll Rand, Inc.	795,802	51,941,996
	Jacobs Solutions, Inc.	284,566	35,687,422
	Johnson Controls International PLC	1,470,454	102,270,076
	Knight-Swift Transportation Holdings, Inc.	9,450	574,087
	L3Harris Technologies, Inc.	284,895	53,984,754
	Leidos Holdings, Inc.	695,305	65,031,877
	ManpowerGroup, Inc.	2,452	193,414
*	Masterbrand, Inc.	460,439	5,686,422
	MDU Resources Group, Inc.	20,335	449,810
*	Middleby Corp.	49,207	7,472,083
	Norfolk Southern Corp.	780,147	182,234,538
	Northrop Grumman Corp.	84,061	37,407,145
	nVent Electric PLC	13,164	696,112
	Oshkosh Corp.	2,394	220,416
	Otis Worldwide Corp.	1,224,040	111,338,678
	Owens Corning	520,448	72,857,515
	PACCAR, Inc.	2,220,822	191,279,399
	Parker-Hannifin Corp.	389,870	159,850,599
	Pentair PLC	1,017,055	70,685,322
	Quanta Services, Inc.	679,004	136,900,786

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Regal Rexnord Corp.	41,600	$6,497,088
	Republic Services, Inc.	1,829,777	276,497,602
	RTX Corp.	1,794,086	157,753,982
	Sensata Technologies Holding PLC	669,936	28,304,796
	Snap-on, Inc.	313,561	85,426,559
	Southwest Airlines Co.	1,505,376	51,423,644
	SS&C Technologies Holdings, Inc.	395,103	23,014,750
#	Stanley Black & Decker, Inc.	369,499	36,680,166
	Textron, Inc.	1,231,042	95,738,136
	Trane Technologies PLC	78,091	15,574,469
	TransUnion	86,859	6,921,794
#	U-Haul Holding Co.	84,288	5,129,768
	U-Haul Holding Co., Non Voting	758,592	43,399,048
*	United Airlines Holdings, Inc.	370,168	20,103,824
	United Rentals, Inc.	245,310	113,990,651
	WESCO International, Inc.	20,400	3,581,628
	Westinghouse Air Brake Technologies Corp.	313,561	37,138,165
TOTAL INDUSTRIALS			3,769,627,506
INFORMATION TECHNOLOGY — (8.0%)
*	Advanced Micro Devices, Inc.	775,640	88,733,216
*	Akamai Technologies, Inc.	121,542	11,485,719
	Amdocs Ltd.	718,388	67,269,852
	Analog Devices, Inc.	984,078	196,353,083
*	Arrow Electronics, Inc.	388,892	55,432,666
	Avnet, Inc.	5,178	251,133
# *	Cerence, Inc.	658	18,299
*	Ciena Corp.	26,853	1,133,197
	Cognizant Technology Solutions Corp., Class A	2,015,910	133,110,537
	Corning, Inc.	3,991,170	135,460,310
	Dolby Laboratories, Inc., Class A	16,857	1,493,699
*	DXC Technology Co.	19,272	532,871
*	First Solar, Inc.	93,364	19,363,694
*	Flex Ltd.	1,338,622	36,624,698
	Hewlett Packard Enterprise Co.	6,265,120	108,887,786
	HP, Inc.	9,328,511	306,255,016
	Intel Corp.	6,785,602	242,720,984
	International Business Machines Corp.	41,547	5,990,246
	Jabil, Inc.	224,226	24,815,091
	Juniper Networks, Inc.	922,810	25,654,118
*	Kyndryl Holdings, Inc.	59,502	812,797
	Marvell Technology, Inc.	1,003,660	65,368,376
	Microchip Technology, Inc.	2,564	240,862
	Micron Technology, Inc.	3,282,992	234,372,799
*	ON Semiconductor Corp.	357,294	38,498,429
*	Qorvo, Inc.	463,482	50,992,290
	Roper Technologies, Inc.	14,446	7,122,600
*	Salesforce, Inc.	633,045	142,441,455
	Skyworks Solutions, Inc.	316,504	36,198,563
#	TD SYNNEX Corp.	93,788	9,257,813
	TE Connectivity Ltd.	935,515	134,237,047
*	Teledyne Technologies, Inc.	33,513	12,886,754
*	Western Digital Corp.	886,549	37,731,525
TOTAL INFORMATION TECHNOLOGY			2,231,747,525
MATERIALS — (8.7%)
	Air Products & Chemicals, Inc.	334,631	102,172,883
	Albemarle Corp.	489,084	103,822,752

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Amcor PLC	1,290,204	$13,237,493
#	Ball Corp.	644	37,796
#	Celanese Corp.	56,996	7,146,728
	CF Industries Holdings, Inc.	607,999	49,904,558
*	Cleveland-Cliffs, Inc.	409,416	7,226,192
	Corteva, Inc.	975,176	55,029,182
	Dow, Inc.	3,087,778	174,366,824
	DuPont de Nemours, Inc.	544,663	42,282,189
	Eastman Chemical Co.	811,350	69,435,333
	FMC Corp.	25,480	2,451,940
	Freeport-McMoRan, Inc.	4,497,988	200,835,164
	Huntsman Corp.	8,221	244,739
	International Flavors & Fragrances, Inc.	367,438	31,088,929
	International Paper Co.	2,073,880	74,784,113
*	Knife River Corp.	5,083	220,958
	Linde PLC	775,637	303,018,107
	LyondellBasell Industries NV, Class A	1,261,943	124,755,685
	Martin Marietta Materials, Inc.	193,622	86,444,478
	Mosaic Co.	838,015	34,157,491
	Newmont Corp.	2,827,800	121,369,176
	Nucor Corp.	1,894,840	326,083,016
	Packaging Corp. of America	118,267	18,136,244
	PPG Industries, Inc.	2,452	352,843
	Reliance Steel & Aluminum Co.	434,112	127,134,040
	Royal Gold, Inc.	6,364	764,571
#	Sonoco Products Co.	14,629	857,845
	Steel Dynamics, Inc.	1,628,879	173,605,924
#	Sylvamo Corp.	95,428	4,682,652
	Vulcan Materials Co.	428,297	94,439,489
#	Westlake Corp.	370,962	51,007,275
	WestRock Co.	591,672	19,696,761
TOTAL MATERIALS			2,420,793,370
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	998,974	83,224,524
*	Jones Lang LaSalle, Inc.	216,188	36,006,111
TOTAL REAL ESTATE			119,230,635
UTILITIES — (0.3%)
	NRG Energy, Inc.	1,165,655	44,283,233
	Vistra Corp.	1,168,045	32,775,343
TOTAL UTILITIES			77,058,576
TOTAL COMMON STOCKS Cost ($15,902,836,812)			27,414,803,614

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	229,312,926	229,312,926
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	26,007,929	300,833,715
TOTAL INVESTMENTS — (100.0%)
(Cost $16,432,971,842)^^			$27,944,950,255

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The U.S. Large Cap Value Series
CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	865	09/15/23	$187,614,071	$199,577,125	$11,963,054
Total Futures Contracts			$187,614,071	$199,577,125	$11,963,054
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,330,286,854	$53,874	—	$2,330,340,728
Consumer Discretionary	1,646,905,449	—	—	1,646,905,449
Consumer Staples	1,277,535,837	—	—	1,277,535,837
Energy	3,854,019,689	—	—	3,854,019,689
Financials	5,567,595,075	—	—	5,567,595,075
Health Care	4,119,949,224	—	—	4,119,949,224
Industrials	3,769,627,506	—	—	3,769,627,506
Information Technology	2,231,747,525	—	—	2,231,747,525
Materials	2,420,793,370	—	—	2,420,793,370
Real Estate	119,230,635	—	—	119,230,635
Utilities	77,058,576	—	—	77,058,576
Temporary Cash Investments	229,312,926	—	—	229,312,926
Securities Lending Collateral	—	300,833,715	—	300,833,715
Futures Contracts**	11,963,054	—	—	11,963,054
TOTAL	$27,656,025,720	$300,887,589	—	$27,956,913,309
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
AUSTRALIA — (6.4%)
*	Allkem Ltd.	18,002	$180,229
	AMP Ltd.	176,194	134,074
	Ampol Ltd.	291,667	6,459,442
	Aurizon Holdings Ltd.	8,111,517	20,788,304
	Australia & New Zealand Banking Group Ltd.	4,892,528	84,881,276
	Bank of Queensland Ltd.	218,368	887,392
	Bendigo & Adelaide Bank Ltd.	1,066,408	6,715,439
	BlueScope Steel Ltd.	3,217,376	47,446,791
	Brickworks Ltd.	17,393	303,404
	Challenger Ltd.	782,323	3,781,289
	Cleanaway Waste Management Ltd.	6,684,980	12,407,841
	Evolution Mining Ltd.	4,135,415	10,381,784
#	Harvey Norman Holdings Ltd.	2,695,782	6,858,239
	Incitec Pivot Ltd.	7,095,295	14,433,313
	Lendlease Corp. Ltd.	1,303,875	7,580,167
	National Australia Bank Ltd.	5,357,228	102,623,320
	New Hope Corp. Ltd.	931,313	3,335,271
	Newcrest Mining Ltd.	1,789,020	32,089,559
	Northern Star Resources Ltd.	1,646,740	12,854,790
	Orica Ltd.	754,187	8,002,520
	Origin Energy Ltd.	3,364,446	19,153,894
	QBE Insurance Group Ltd.	976,946	10,372,139
	Qube Holdings Ltd.	1,234,493	2,443,524
	Rio Tinto Ltd.	500,543	39,635,392
	Santos Ltd.	12,037,943	64,776,021
	Seven Group Holdings Ltd.	186,936	3,300,177
	Sonic Healthcare Ltd.	116,979	2,763,956
	South32 Ltd.	13,800,736	36,340,035
	Suncorp Group Ltd.	3,892,309	37,296,195
	TPG Telecom Ltd.	516,786	1,744,628
	Treasury Wine Estates Ltd.	2,170	16,424
Ω	Viva Energy Group Ltd.	3,870,394	8,211,375
	Westpac Banking Corp.	5,237,352	78,721,936
	Whitehaven Coal Ltd.	5,022,173	23,466,133
	Woodside Energy Group Ltd.	3,788,151	97,640,264
	Worley Ltd.	905,249	10,594,692
#	Yancoal Australia Ltd.	408,596	1,403,076
TOTAL AUSTRALIA			820,024,305
AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	9,049,201
	OMV AG	3,665	165,123
TOTAL AUSTRIA			9,214,324
BELGIUM — (0.6%)
	Ageas SA	382,351	16,186,159
	KBC Group NV	557,629	41,969,828
	Solvay SA	209,383	25,146,530
TOTAL BELGIUM			83,302,517
CANADA — (9.7%)
	Agnico Eagle Mines Ltd.	607,528	31,840,543
#	AltaGas Ltd.	424,078	8,371,251
	ARC Resources Ltd.	1,063,955	16,072,486

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	1,333,154	$123,876,685
#	Bank of Nova Scotia	2,834,446	142,739,024
	Barrick Gold Corp.	2,301,081	39,785,070
#	Brookfield Corp., Class A	259,220	9,046,778
	Canadian Imperial Bank of Commerce	2,176,401	95,872,084
#	Cenovus Energy, Inc.	1,041,529	19,809,832
#	Endeavour Mining PLC	791,919	19,133,613
	Fairfax Financial Holdings Ltd.	96,097	76,667,719
	First Quantum Minerals Ltd.	1,712,520	50,791,832
#	Great-West Lifeco, Inc.	464,849	14,019,675
	iA Financial Corp., Inc.	327,481	22,688,859
#	IGM Financial, Inc.	17,720	552,167
#	Imperial Oil Ltd.	368,198	19,853,236
	Kinross Gold Corp.	4,622,914	23,033,060
	Lundin Mining Corp.	2,996,201	26,788,920
#	Magna International, Inc.	947,045	60,923,405
#	Manulife Financial Corp.	3,490,474	69,802,355
*	MEG Energy Corp.	546,773	9,748,328
	Nutrien Ltd.	1,029,988	70,955,860
	Onex Corp.	175,533	10,781,039
	Sun Life Financial, Inc.	32,743	1,722,609
	Suncor Energy, Inc.	3,229,196	101,041,202
	Teck Resources Ltd., Class B	2,083,238	92,558,246
#	Toronto-Dominion Bank	133,212	8,783,999
	Tourmaline Oil Corp.	564,266	29,243,498
	West Fraser Timber Co. Ltd.	247,686	20,868,370
#	Whitecap Resources, Inc.	2,596,702	20,735,807
TOTAL CANADA			1,238,107,552
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	32,900	275,773
DENMARK — (1.9%)
#	AP Moller - Maersk AS, Class A	6,364	12,795,618
	AP Moller - Maersk AS, Class B	7,100	14,584,867
	Carlsberg AS, Class B	362,658	54,392,216
	Chr Hansen Holding AS	172,136	13,007,221
*	Danske Bank AS	945,349	22,447,370
*	Demant AS	136,600	5,435,965
	DSV AS	379,252	75,903,488
*	Genmab AS	41,935	17,285,589
	H Lundbeck AS	9,125	45,291
	Novozymes AS, Class B	124,033	6,220,663
	Pandora AS	62,430	6,244,993
	Rockwool AS, Class A	91	24,354
	Rockwool AS, Class B	8,844	2,378,674
#	Tryg AS	336,476	6,643,315
TOTAL DENMARK			237,409,624
FINLAND — (0.8%)
	Fortum Oyj	43,329	586,555
#	Nokia Oyj	4,351,573	17,105,769
#	Nokia Oyj, Sponsored ADR	1,331,054	5,244,353
	Nordea Bank Abp	3,358,427	38,012,166
	Stora Enso Oyj, Class R	1,696,368	20,796,217
	UPM-Kymmene Oyj	767,682	25,416,162
TOTAL FINLAND			107,161,222

The DFA International Value Series
CONTINUED
		Shares	Value»
FRANCE — (10.6%)
	Accor SA	268,063	$10,114,561
#	Alstom SA	39,764	1,217,584
Ω	Amundi SA	62,742	3,850,190
	Arkema SA	235,866	25,435,553
	AXA SA	2,528,587	77,725,851
	BNP Paribas SA	1,438,342	94,855,487
	Bollore SE	1,793,750	11,341,381
	Bouygues SA	1,023,747	36,672,196
	Carrefour SA	2,495,917	49,896,205
	Cie de Saint-Gobain	1,784,858	120,712,359
	Cie Generale des Etablissements Michelin SCA	2,521,000	82,555,319
	Credit Agricole SA	1,088,951	13,519,736
	Danone SA	9,285	567,005
	Eiffage SA	259,883	27,037,587
	Engie SA	3,701,762	60,728,605
	Eurazeo SE	5,943	362,878
	Orange SA	7,137,374	80,679,697
	Publicis Groupe SA	675,773	54,484,455
	Renault SA	594,325	26,103,724
	Rexel SA	457,728	11,041,432
	Sanofi	956,125	102,003,737
	Societe Generale SA	1,615,058	43,924,302
	TotalEnergies SE	6,840,726	415,618,616
	Vinci SA	24,438	2,870,179
	Vivendi SE	422,869	3,775,521
* Ω	Worldline SA	52,638	2,086,539
TOTAL FRANCE			1,359,180,699
GERMANY — (7.4%)
	BASF SE	1,882,611	100,928,652
	Bayer AG	2,391,361	139,854,979
	Bayerische Motoren Werke AG	942,197	114,900,899
	Commerzbank AG	4,029,779	48,202,118
	Continental AG	255,898	20,430,807
* Ω	Covestro AG	638,137	34,280,008
	Daimler Truck Holding AG	1,284,137	48,194,034
#	Deutsche Bank AG	3,421,901	37,998,772
*	Deutsche Lufthansa AG	524,114	5,286,350
Ω	DWS Group GmbH & Co. KGaA	18,748	658,182
	E.ON SE	1,519,237	19,218,835
	Evonik Industries AG	419,373	8,686,471
	Fresenius Medical Care AG & Co. KGaA	369,125	19,170,323
	Fresenius SE & Co. KGaA	862,748	27,074,879
# Ω	Hapag-Lloyd AG	2,101	479,750
	Heidelberg Materials AG	448,245	36,329,291
	Mercedes-Benz Group AG	2,636,283	210,541,246
	RTL Group SA	3,228	139,434
	RWE AG	657,146	28,282,668
*	Siemens Energy AG	453,468	7,682,488
*	Talanx AG	57,781	3,538,499
	Telefonica Deutschland Holding AG	4,314,587	11,625,135
	Volkswagen AG	111,321	17,790,839
TOTAL GERMANY			941,294,659
HONG KONG — (1.9%)
	BOC Hong Kong Holdings Ltd.	6,079,500	18,554,891
# *	Cathay Pacific Airways Ltd.	7,360,999	8,356,080
	CK Asset Holdings Ltd.	4,931,303	28,557,524

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	7,430,984	$45,829,306
	CK Infrastructure Holdings Ltd.	743,000	3,937,411
Ω	ESR Group Ltd.	472,600	828,725
	Hang Lung Properties Ltd.	3,657,000	5,706,923
	Hang Seng Bank Ltd.	290,300	4,437,397
	Henderson Land Development Co. Ltd.	2,671,485	8,258,010
	HKT Trust & HKT Ltd.	1,300,000	1,535,559
	MTR Corp. Ltd.	2,970,433	13,688,642
	New World Development Co. Ltd.	4,946,042	12,231,416
#	Sino Land Co. Ltd.	10,446,417	12,823,218
	Sun Hung Kai Properties Ltd.	3,517,920	44,173,179
	Swire Pacific Ltd., Class A	1,100,500	9,199,340
	Swire Pacific Ltd., Class B	2,672,500	3,579,516
Ω	WH Group Ltd.	30,841,696	16,833,091
	Xinyi Glass Holdings Ltd.	1,450,000	2,412,939
TOTAL HONG KONG			240,943,167
IRELAND — (0.6%)
	AIB Group PLC	383,191	1,802,401
	Bank of Ireland Group PLC	905,583	9,554,630
	CRH PLC	293,793	17,501,523
#	CRH PLC, Sponsored ADR	728,717	43,941,635
# *	Flutter Entertainment PLC	2,096	416,940
TOTAL IRELAND			73,217,129
ISRAEL — (0.5%)
	Bank Hapoalim BM	2,024,290	17,981,439
	Bank Leumi Le-Israel BM	1,591,286	12,702,629
	Delek Group Ltd.	29,703	4,195,856
	Harel Insurance Investments & Financial Services Ltd.	600,083	4,732,889
	Israel Discount Bank Ltd., Class A	2,720,329	14,408,899
	Kenon Holdings Ltd.	19,214	505,158
	Migdal Insurance & Financial Holdings Ltd.	177,764	219,832
	Phoenix Holdings Ltd.	656,416	6,735,254
TOTAL ISRAEL			61,481,956
ITALY — (2.3%)
	Banco BPM SpA	290,116	1,451,754
	Eni SpA	2,467,312	37,668,125
	Intesa Sanpaolo SpA	7,325,107	21,181,773
	Stellantis NV	3,233,234	66,339,115
#	Stellantis NV	2,520,971	51,805,954
*	Telecom Italia SpA	4,533,052	1,306,749
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,571,021
	UniCredit SpA	4,159,978	105,331,661
TOTAL ITALY			289,656,152
JAPAN — (20.9%)
	Acom Co. Ltd.	117,400	288,624
	AEON Financial Service Co. Ltd.	22,200	199,474
	AGC, Inc.	895,500	32,357,663
	Air Water, Inc.	70,600	994,307
	Aisin Corp.	654,800	21,277,788
	Alfresa Holdings Corp.	202,200	3,224,629
	Alps Alpine Co. Ltd.	321,529	2,841,980
	Amada Co. Ltd.	907,100	8,927,241
#	Aozora Bank Ltd.	150,200	3,088,966

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	147,200	$5,786,322
	Asahi Kasei Corp.	3,783,600	25,784,280
	Bank of Kyoto Ltd.	113,679	6,709,307
	Bridgestone Corp.	438,200	18,183,282
	Brother Industries Ltd.	575,000	8,963,052
	Canon Marketing Japan, Inc.	151,500	3,976,004
	Canon, Inc.	578,700	14,956,723
	Chiba Bank Ltd.	1,064,000	7,481,356
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,370,707
	COMSYS Holdings Corp.	46,646	932,390
	Concordia Financial Group Ltd.	2,530,100	11,572,729
	Cosmo Energy Holdings Co. Ltd.	273,700	8,486,107
	Credit Saison Co. Ltd.	393,600	6,293,851
	Dai Nippon Printing Co. Ltd.	418,700	11,901,953
	Daicel Corp.	490,100	4,541,540
	Dai-ichi Life Holdings, Inc.	1,158,247	23,664,968
	Daiwa House Industry Co. Ltd.	681,100	18,511,554
	Daiwa Securities Group, Inc.	3,723,000	20,182,030
	DIC Corp.	172,500	3,256,217
	Dowa Holdings Co. Ltd.	195,100	6,300,922
	ENEOS Holdings, Inc.	9,507,103	34,493,086
	Ezaki Glico Co. Ltd.	8,100	214,046
	Fuji Media Holdings, Inc.	45,300	501,592
	FUJIFILM Holdings Corp.	165,500	9,609,861
	Fujikura Ltd.	47,500	397,156
	Fukuoka Financial Group, Inc.	386,600	9,315,381
	Fuyo General Lease Co. Ltd.	1,600	132,031
	Hachijuni Bank Ltd.	244,000	1,257,122
	Hankyu Hanshin Holdings, Inc.	581,700	19,325,748
	Haseko Corp.	697,172	9,076,332
*	Hino Motors Ltd.	811,804	3,255,981
	Hitachi Construction Machinery Co. Ltd.	230,800	6,925,967
	Hitachi Ltd.	191,000	12,503,716
	Honda Motor Co. Ltd.	3,522,000	112,286,247
	House Foods Group, Inc.	2,800	64,642
	Hulic Co. Ltd.	28,500	242,655
	Idemitsu Kosan Co. Ltd.	646,262	13,647,001
	Iida Group Holdings Co. Ltd.	674,550	11,833,287
	INFRONEER Holdings, Inc.	16,600	161,652
	Inpex Corp.	2,704,683	34,923,455
	Isetan Mitsukoshi Holdings Ltd.	549,300	5,959,285
	Isuzu Motors Ltd.	1,737,700	22,574,018
	ITOCHU Corp.	237,900	9,621,936
	Iwatani Corp.	82,400	4,398,452
	J Front Retailing Co. Ltd.	737,500	7,178,438
	Japan Post Bank Co. Ltd.	56,300	468,390
	Japan Post Holdings Co. Ltd.	1,397,610	10,206,167
	Japan Post Insurance Co. Ltd.	134,400	2,171,927
	JFE Holdings, Inc.	1,387,295	22,440,756
	JGC Holdings Corp.	257,700	3,613,096
	JTEKT Corp.	577,000	5,442,596
	Kajima Corp.	855,600	13,520,579
	Kamigumi Co. Ltd.	342,200	7,937,774
	Kaneka Corp.	231,308	6,815,186
	Kawasaki Heavy Industries Ltd.	677,300	17,273,330
#	Kawasaki Kisen Kaisha Ltd.	101,100	3,048,632
	Kewpie Corp.	34,377	557,024
	Kinden Corp.	222,800	3,072,775
	Kobe Steel Ltd.	541,900	5,926,940

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koito Manufacturing Co. Ltd.	62,800	$1,154,730
	Kokuyo Co. Ltd.	20,200	324,056
	Komatsu Ltd.	917,200	25,694,836
	K's Holdings Corp.	403,300	3,701,603
	Kubota Corp.	327,281	4,943,897
	Kuraray Co. Ltd.	1,408,691	14,175,022
	Kyocera Corp.	179,600	9,664,646
	Lixil Corp.	1,020,722	13,044,647
	Mabuchi Motor Co. Ltd.	73,100	2,099,106
	Marubeni Corp.	2,455,800	43,479,924
	Maruichi Steel Tube Ltd.	15,500	367,368
	Mazda Motor Corp.	1,108,300	10,994,879
	Mebuki Financial Group, Inc.	1,302,120	3,459,333
	Medipal Holdings Corp.	329,250	5,645,500
	Mitsubishi Chemical Group Corp.	3,775,900	22,586,776
	Mitsubishi Corp.	2,313,200	118,358,245
	Mitsubishi Electric Corp.	1,417,400	20,454,685
	Mitsubishi Estate Co. Ltd.	1,484,939	18,198,949
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,905,431
	Mitsubishi HC Capital, Inc.	2,653,300	17,552,550
	Mitsubishi Heavy Industries Ltd.	623,200	29,567,118
	Mitsubishi Logistics Corp.	89,600	2,250,667
	Mitsubishi Materials Corp.	90,229	1,612,893
	Mitsubishi Motors Corp.	1,942,123	7,843,314
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	15,882,123
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	82,082,603
	Mitsui & Co. Ltd., Sponsored ADR	9,944	7,821,155
	Mitsui & Co. Ltd.	671,900	26,224,309
	Mitsui Chemicals, Inc.	823,660	23,683,483
	Mitsui Fudosan Co. Ltd.	1,047,800	21,526,983
#	Mitsui OSK Lines Ltd.	885,300	22,886,607
	Mizuho Financial Group, Inc.	2,557,280	43,385,187
	MS&AD Insurance Group Holdings, Inc.	445,453	16,567,873
	Nagase & Co. Ltd.	21,700	373,107
	NEC Corp.	822,810	41,630,409
	NGK Insulators Ltd.	310,000	3,801,921
	NH Foods Ltd.	297,067	8,571,213
	Nikon Corp.	695,200	9,188,991
	Nippon Electric Glass Co. Ltd.	131,500	2,388,521
	Nippon Express Holdings, Inc.	308,324	18,077,395
	Nippon Steel Corp.	1,256,593	28,721,151
#	Nippon Yusen KK	1,086,100	26,420,642
	Nissan Motor Co. Ltd.	4,749,500	20,922,242
	Nisshin Seifun Group, Inc.	188,500	2,337,590
	Niterra Co. Ltd.	335,600	7,096,268
	NOK Corp.	182,800	2,752,504
	Nomura Holdings, Inc.	3,219,302	13,318,162
	Nomura Real Estate Holdings, Inc.	543,800	13,487,882
	NSK Ltd.	1,064,384	6,889,316
	Obayashi Corp.	2,272,082	21,007,290
	Oji Holdings Corp.	3,568,100	14,087,922
	ORIX Corp.	2,167,200	41,689,381
	Otsuka Holdings Co. Ltd.	139,100	5,114,332
	Panasonic Holdings Corp.	4,157,999	51,323,769
	Resona Holdings, Inc.	3,399,839	18,509,000
	Resonac Holdings Corp.	524,942	8,599,472
	Ricoh Co. Ltd.	1,418,200	12,615,832
	Rinnai Corp.	38,100	829,521
	Rohm Co. Ltd.	93,500	8,761,719

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co. Ltd.	30,300	$1,281,738
	SBI Holdings, Inc.	249,899	5,277,190
	Seiko Epson Corp.	797,132	13,090,269
	Seino Holdings Co. Ltd.	437,400	6,884,030
	Sekisui Chemical Co. Ltd.	206,700	3,139,670
#	Sekisui House Ltd.	1,475,000	30,092,498
# *	Sharp Corp.	23,945	142,381
	Shimamura Co. Ltd.	61,300	6,070,893
	Shimizu Corp.	936,400	6,451,361
	Shizuoka Financial Group, Inc.	851,000	7,107,641
	SoftBank Group Corp.	551,700	28,060,783
	Sohgo Security Services Co. Ltd.	79,000	483,002
	Sojitz Corp.	681,440	16,178,929
	Sompo Holdings, Inc.	220,356	9,742,102
	Stanley Electric Co. Ltd.	331,300	6,122,190
	Subaru Corp.	1,819,884	34,493,295
	SUMCO Corp.	209,700	3,055,731
	Sumitomo Chemical Co. Ltd.	5,679,000	17,514,930
	Sumitomo Corp.	1,699,000	36,448,444
	Sumitomo Electric Industries Ltd.	2,834,000	36,337,449
	Sumitomo Forestry Co. Ltd.	598,600	14,444,159
	Sumitomo Heavy Industries Ltd.	487,894	12,008,930
	Sumitomo Metal Mining Co. Ltd.	716,464	24,743,226
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	64,219,554
	Sumitomo Mitsui Trust Holdings, Inc.	566,444	22,035,621
	Sumitomo Realty & Development Co. Ltd.	760,500	20,380,954
#	Sumitomo Rubber Industries Ltd.	816,500	8,348,681
	Suzuken Co. Ltd.	85,000	2,481,801
	Suzuki Motor Corp.	400,000	16,066,225
	Taiheiyo Cement Corp.	258,279	5,393,977
	Taisei Corp.	215,600	8,170,465
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,499,879
	Takashimaya Co. Ltd.	75,400	1,096,051
	Takeda Pharmaceutical Co. Ltd.	2,592,971	79,279,676
	TBS Holdings, Inc.	70,800	1,324,818
	TDK Corp.	331,500	12,699,186
	Teijin Ltd.	771,691	8,253,798
	THK Co. Ltd.	92,400	1,852,436
	Toda Corp.	537,800	2,995,364
	Tokai Carbon Co. Ltd.	40,000	355,862
	Tokyo Century Corp.	100,200	3,924,582
	Tokyo Tatemono Co. Ltd.	870,300	11,630,243
	Tokyu Fudosan Holdings Corp.	2,556,700	15,199,435
	Toppan, Inc.	599,800	14,118,404
	Toray Industries, Inc.	2,976,000	16,663,850
	Tosoh Corp.	1,241,700	16,229,846
	Toyo Seikan Group Holdings Ltd.	416,349	6,768,137
	Toyo Tire Corp.	52,000	704,094
	Toyoda Gosei Co. Ltd.	272,500	5,816,318
	Toyota Boshoku Corp.	75,000	1,368,370
	Toyota Industries Corp.	158,900	11,483,248
	Toyota Motor Corp.	8,133,750	136,758,828
	Toyota Tsusho Corp.	548,100	32,066,677
	Yamada Holdings Co. Ltd.	1,918,800	5,796,956
	Yamaha Motor Co. Ltd.	893,600	26,208,304
	Yamato Kogyo Co. Ltd.	54,200	2,591,803
	Yamazaki Baking Co. Ltd.	325,600	4,685,827
	Yokohama Rubber Co. Ltd.	563,500	12,635,616
	Z Holdings Corp.	2,297,800	6,406,284

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	404,300	$4,360,481
TOTAL JAPAN			2,663,148,767
NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV, CVA	593,755	10,095,738
	Aegon NV	3,153,912	17,120,320
	Aegon NV, Class NY	413,726	2,229,983
	Akzo Nobel NV	485,097	41,499,060
	ArcelorMittal SA	652,212	18,863,149
	ArcelorMittal SA	931,574	26,885,229
	ASR Nederland NV	267,334	12,118,092
	Coca-Cola Europacific Partners PLC	85,736	5,407,254
#	Heineken NV	383,275	37,515,518
	ING Groep NV	4,971,616	72,569,001
	JDE Peet's NV	256,784	7,749,618
	Koninklijke Ahold Delhaize NV	4,003,663	138,000,739
	Koninklijke KPN NV	4,007,248	14,499,248
*	Koninklijke Philips NV	1,035,822	21,517,789
# *	Koninklijke Philips NV	34,497	714,429
	NN Group NV	733,464	28,117,288
	Randstad NV	338,457	19,828,666
	Stellantis NV	208,034	4,275,099
TOTAL NETHERLANDS			479,006,220
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,334,043
	Chorus Ltd.	254,600	1,360,198
	EBOS Group Ltd.	221,523	5,308,634
	Fletcher Building Ltd.	1,599,343	5,545,225
#	Fonterra Co-operative Group Ltd.	293,628	643,773
	Ryman Healthcare Ltd.	262,117	1,110,206
	Summerset Group Holdings Ltd.	323,186	2,067,973
TOTAL NEW ZEALAND			26,370,052
NORWAY — (0.8%)
*	Adevinta ASA	53,248	393,878
	Aker ASA, Class A	9,016	573,302
	Aker BP ASA	165,409	4,633,531
	Austevoll Seafood ASA	75,320	565,528
	DNB Bank ASA	1,739,742	35,851,702
Ω	Elkem ASA	612,980	1,454,103
	Frontline PLC	84,273	1,404,126
	Golden Ocean Group Ltd.	787,356	6,169,520
	Norsk Hydro ASA	2,737,655	17,930,049
	SpareBank 1 SR-Bank ASA	329,406	4,251,481
	Storebrand ASA	1,058,752	9,254,567
	Subsea 7 SA	548,326	7,369,035
	Wallenius Wilhelmsen ASA	592,285	4,112,628
#	Yara International ASA	290,501	11,864,635
TOTAL NORWAY			105,828,085
PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	7,442,340
	Galp Energia SGPS SA	553,452	7,355,163
TOTAL PORTUGAL			14,797,503

The DFA International Value Series
CONTINUED
		Shares	Value»
SINGAPORE — (1.2%)
	City Developments Ltd.	1,511,600	$8,410,977
	Frasers Property Ltd.	386,000	245,410
	Hongkong Land Holdings Ltd.	2,014,600	7,179,462
	Keppel Corp. Ltd.	6,323,200	35,114,210
#	Olam Group Ltd.	399,410	394,071
	Oversea-Chinese Banking Corp. Ltd.	2,117,400	21,190,412
*	Seatrium Ltd.	120,678,485	12,790,150
	Singapore Airlines Ltd.	4,154,000	23,532,505
	Singapore Land Group Ltd.	379,070	599,762
	United Overseas Bank Ltd.	498,700	11,312,252
	UOL Group Ltd.	1,698,674	8,987,981
	Wilmar International Ltd.	6,663,900	19,363,512
TOTAL SINGAPORE			149,120,704
SPAIN — (2.3%)
	Banco Bilbao Vizcaya Argentaria SA	7,187,545	56,971,171
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	9,733,392
	Banco Santander SA	35,812,913	145,123,995
	Banco Santander SA, Sponsored ADR	219,342	883,948
	CaixaBank SA	3,472,078	14,045,252
	Repsol SA	4,381,555	66,895,041
TOTAL SPAIN			293,652,799
SWEDEN — (2.4%)
	AFRY AB	8,850	122,817
	Billerud Aktiebolag	671,128	5,723,133
	Boliden AB	947,528	27,866,081
	Bure Equity AB	32,518	691,830
Ω	Dometic Group AB	134,696	1,003,650
	Electrolux AB, Class B	425,500	5,255,456
	Essity AB, Class B	61,894	1,534,741
	Getinge AB, Class B	110,994	2,068,153
	Holmen AB, Class A	5,562	217,556
	Holmen AB, Class B	176,174	6,786,351
	Husqvarna AB, Class B	702,522	6,890,729
	Loomis AB	245,000	7,147,275
*	Millicom International Cellular SA, SDR	349,452	5,426,007
	Pandox AB	42,204	497,650
	Saab AB, Class B	158,640	8,361,773
	Securitas AB, Class B	779,836	6,637,787
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	31,584,701
	Skandinaviska Enskilda Banken AB, Class C	14,462	184,146
	Skanska AB, Class B	958,977	15,295,093
	SKF AB, Class B	1,179,544	22,473,175
	SSAB AB, Class A	729,061	4,626,216
	SSAB AB, Class B	2,046,233	12,518,759
	Svenska Cellulosa AB SCA, Class A	34,534	458,253
	Svenska Cellulosa AB SCA, Class B	581,885	7,731,778
	Svenska Handelsbanken AB, Class A	1,224,329	10,749,557
#	Svenska Handelsbanken AB, Class B	37,204	405,916
#	Swedbank AB, Class A	973,315	17,852,240
	Tele2 AB, Class B	81,086	610,136
	Telefonaktiebolaget LM Ericsson, Class B	3,048,097	15,333,372
#	Telia Co. AB	6,525,597	14,023,387
	Trelleborg AB, Class B	788,808	21,000,153
	Vitrolife AB	4,553	67,560
	Volvo AB, Class A	251,466	5,702,231
	Volvo AB, Class B	1,970,035	43,456,245

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
# *	Volvo Car AB, Class B	25,537	$126,229
TOTAL SWEDEN			310,430,136
SWITZERLAND — (10.2%)
	ABB Ltd.	24,960	1,001,583
	Alcon, Inc.	571,376	48,606,887
	Baloise Holding AG	105,344	16,306,074
	Barry Callebaut AG	4,983	9,343,123
	Cie Financiere Richemont SA, Class A	809,027	130,279,885
*	DSM-Firmenich AG	338,440	37,305,924
	Holcim Ltd.	1,360,822	94,768,021
	Julius Baer Group Ltd.	716,015	50,713,575
	Lonza Group AG	82,006	47,648,430
	Novartis AG, Sponsored ADR	1,546,681	162,246,837
	Novartis AG	1,706,093	178,623,046
	SIG Group AG	479,021	12,805,988
	Swatch Group AG	47,812	15,301,773
	Swatch Group AG	123,912	7,441,254
	Swiss Life Holding AG	69,548	44,222,379
	Swiss Prime Site AG	120,516	11,667,079
	Swiss Re AG	399,672	41,701,495
	Swisscom AG	94,854	60,996,391
# *	UBS Group AG	7,264,904	161,176,729
	Zurich Insurance Group AG	348,909	168,696,978
TOTAL SWITZERLAND			1,300,853,451
UNITED KINGDOM — (13.1%)
	3i Group PLC	919,283	23,323,274
	abrdn PLC	1,621,214	4,824,680
Ω	Airtel Africa PLC	31,927	47,740
	Anglo American PLC	1,263,298	38,848,654
	Associated British Foods PLC	371,994	9,789,767
	Aviva PLC	7,859,762	39,158,604
	Barclays PLC, Sponsored ADR	7,169,994	57,288,252
	Barclays PLC	1,388,036	2,754,295
	Barratt Developments PLC	1,092,759	6,396,582
	BP PLC, Sponsored ADR	1,857,264	69,275,947
	BP PLC	7,690,578	47,715,790
	British American Tobacco PLC, Sponsored ADR	232,997	7,847,339
	British American Tobacco PLC	2,746,490	92,359,242
	BT Group PLC	23,256,148	36,442,037
*	Dowlais Group PLC	1	1
	DS Smith PLC	2,938,039	11,681,195
	Glencore PLC	13,449,477	81,792,106
	HSBC Holdings PLC	13,535,003	112,427,318
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	97,105,535
	Investec PLC	1,207,245	7,581,694
	J Sainsbury PLC	7,868,098	28,014,234
	Kingfisher PLC	7,509,649	23,680,696
	Legal & General Group PLC	174,550	523,103
	Lloyds Banking Group PLC	164,752,825	95,185,489
#	Lloyds Banking Group PLC, ADR	1,844,768	4,224,519
*	Marks & Spencer Group PLC	10,812	28,640
	Melrose Industries PLC	1,458,994	9,929,270
	Mondi PLC	203,235	3,564,862
	NatWest Group PLC	7,757,080	24,349,769
#	NatWest Group PLC, Sponsored ADR	970,469	6,162,478
	Pearson PLC	309,149	3,419,668

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
# Pearson PLC, Sponsored ADR	1,014,248	$11,187,155
Persimmon PLC	13,777	204,822
Shell PLC	307,658	9,324,422
Shell PLC, ADR	9,015,405	555,619,410
Standard Chartered PLC	4,733,277	45,465,709
Taylor Wimpey PLC	3,021,590	4,435,269
Tesco PLC	11,021,258	36,503,187
Vodafone Group PLC	53,337,985	50,738,274
Vodafone Group PLC, Sponsored ADR	1,760,686	16,937,802
TOTAL UNITED KINGDOM		1,676,158,830
TOTAL COMMON STOCKS		12,480,635,626
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG, 8.345%	152,008	17,078,262
Porsche Automobil Holding SE, 4.753%	307,547	18,147,084
Volkswagen AG, 23.026%	489,153	64,800,823
TOTAL GERMANY		100,026,169
TOTAL INVESTMENT SECURITIES (Cost $10,455,539,561)		12,580,661,795

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	16,146,248	186,763,647
TOTAL INVESTMENTS — (100.0%)
(Cost $10,642,288,173)^^			$12,767,425,442

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	495	09/15/23	$109,730,271	$114,208,875	$4,478,604
Total Futures Contracts			$109,730,271	$114,208,875	$4,478,604

The DFA International Value Series
CONTINUED
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$820,024,305	—	$820,024,305
Austria	—	9,214,324	—	9,214,324
Belgium	—	83,302,517	—	83,302,517
Canada	$1,238,107,552	—	—	1,238,107,552
China	—	275,773	—	275,773
Denmark	—	237,409,624	—	237,409,624
Finland	5,244,353	101,916,869	—	107,161,222
France	—	1,359,180,699	—	1,359,180,699
Germany	16,506,102	924,788,557	—	941,294,659
Hong Kong	—	240,943,167	—	240,943,167
Ireland	73,012,415	204,714	—	73,217,129
Israel	—	61,481,956	—	61,481,956
Italy	56,376,975	233,279,177	—	289,656,152
Japan	23,703,278	2,639,445,489	—	2,663,148,767
Netherlands	34,104,740	444,901,480	—	479,006,220
New Zealand	—	26,370,052	—	26,370,052
Norway	—	105,828,085	—	105,828,085
Portugal	—	14,797,503	—	14,797,503
Singapore	—	149,120,704	—	149,120,704
Spain	10,617,340	283,035,459	—	293,652,799
Sweden	—	310,430,136	—	310,430,136
Switzerland	195,775,764	1,105,077,687	—	1,300,853,451
United Kingdom	825,648,437	850,510,393	—	1,676,158,830
Preferred Stocks
Germany	—	100,026,169	—	100,026,169
Securities Lending Collateral	—	186,763,647	—	186,763,647
Futures Contracts**	4,478,604	—	—	4,478,604
TOTAL	$2,483,575,560	$10,288,328,486	—	$12,771,904,046
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.1%)
	Ambev SA, ADR	1,642,569	$5,124,815
	Atacadao SA	477,889	1,386,548
	B3 SA - Brasil Bolsa Balcao	2,272,571	7,160,731
	Banco Bradesco SA	714,221	2,242,914
	Banco BTG Pactual SA	559,439	4,023,583
	Banco do Brasil SA	402,150	4,098,252
	Banco Santander Brasil SA	145,083	876,251
	BB Seguridade Participacoes SA	353,143	2,324,041
*	Braskem SA, ADR, Class A	12,695	134,821
	Caixa Seguridade Participacoes SA	427,595	975,681
	CCR SA	1,586,587	4,459,052
	Centrais Eletricas Brasileiras SA	372,941	3,048,199
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	204,500	2,512,598
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,133	62,674
	Cia Energetica de Minas Gerais	215,832	841,648
	Cia Paranaense de Energia	156,200	270,202
	Cia Paranaense de Energia, Sponsored ADR	17,400	150,684
	Cia Paranaense de Energia, Class B	39,800	347,353
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	855,768
	Cia Siderurgica Nacional SA	270,265	791,006
	Cosan SA	949,753	4,004,880
	CPFL Energia SA	123,300	932,947
	Energisa SA	228,135	2,421,379
*	Eneva SA	570,681	1,613,535
	Engie Brasil Energia SA	144,576	1,346,471
	Equatorial Energia SA	587,195	4,164,847
	Gerdau SA, Sponsored ADR	950,988	5,848,577
* Ω	Hapvida Participacoes e Investimentos SA	3,515,355	3,568,323
	Hypera SA	329,591	3,015,196
	Itau Unibanco Holding SA	217,203	1,136,828
	JBS SA	1,100,808	4,371,805
	Klabin SA	1,372,345	6,674,900
	Localiza Rent a Car SA	248,213	3,528,391
	Lojas Renner SA	659,267	2,614,064
*	Magazine Luiza SA	1,590,502	1,126,763
*	Natura & Co. Holding SA	871,310	3,366,394
	Neoenergia SA	166,742	689,359
	Petroleo Brasileiro SA, Sponsored ADR	511,889	6,756,935
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,345,322
	Petroleo Brasileiro SA	2,733,556	20,122,672
	Porto Seguro SA	177,474	1,074,508
*	PRIO SA	767,105	7,400,546
	Raia Drogasil SA	685,564	4,200,008
Ω	Rede D'Or Sao Luiz SA	209,905	1,598,008
	Rumo SA	606,506	2,980,745
	Sendas Distribuidora SA, ADR	19,967	286,726
	Sendas Distribuidora SA	848,688	2,417,516
	Suzano SA	795,365	8,085,265
	Telefonica Brasil SA	217,562	1,937,412
	TIM SA	1,330,880	4,035,912
	TOTVS SA	323,491	2,022,866
	Ultrapar Participacoes SA	761,463	3,041,826
	Vale SA	2,003,998	29,309,325
	Vale SA, Sponsored ADR, Class B	332,417	4,863,254
	Vibra Energia SA	960,948	3,481,055

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	669,466	$5,651,617
TOTAL BRAZIL			204,722,998
CHILE — (0.5%)
	Banco de Chile, ADR	125,545	2,805,937
	Banco de Credito e Inversiones SA	49,887	1,498,492
	Banco Santander Chile, ADR	78,503	1,656,413
	Banco Santander Chile	557,071	29,741
	Cencosud SA	1,442,234	3,099,545
	Cencosud Shopping SA	386,028	704,007
	Cia Cervecerias Unidas SA	52,332	433,904
#	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	376,994
	Cia Sud Americana de Vapores SA	15,065,911	1,140,343
	Embotelladora Andina SA, ADR, Class B	7,598	124,835
	Empresas CMPC SA	1,090,559	2,152,663
	Empresas COPEC SA	184,965	1,418,746
*	Enel Americas SA	5,601,982	757,218
	Enel Chile SA	16,616,598	1,146,601
	Falabella SA	509,536	1,409,060
	Plaza SA	226,808	364,971
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,581,991
TOTAL CHILE			25,701,461
CHINA — (26.2%)
*	360 Security Technology, Inc., Class A	266,700	443,329
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	417,263
	Accelink Technologies Co. Ltd., Class A	45,400	193,175
	ADAMA Ltd., Class A	84,400	102,375
	Addsino Co. Ltd., Class A	92,500	124,685
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	220,990
	AECC Aviation Power Co. Ltd., Class A	79,700	451,491
	Agricultural Bank of China Ltd., Class H	14,534,000	5,286,670
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	1,078,253
*	Air China Ltd., Class H	630,000	516,631
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	85,392,990
*	Alibaba Group Holding Ltd.	3,987,600	50,959,045
*	Alibaba Health Information Technology Ltd.	2,566,000	1,842,433
	All Winner Technology Co. Ltd., Class A	9,200	34,716
	Aluminum Corp. of China Ltd., Class H	7,864,000	3,910,597
*	Amlogic Shanghai Co. Ltd., Class A	8,799	108,655
	Angel Yeast Co. Ltd., Class A	74,500	386,741
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	173,579
	Anhui Conch Cement Co. Ltd., Class H	1,124,000	3,393,238
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	266,157
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	446,236
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	76,664	354,286
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	284,359
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	371,903
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	119,800	227,042
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,089	43,482
	Anjoy Foods Group Co. Ltd., Class A	12,900	279,018
	Anker Innovations Technology Co. Ltd., Class A	10,400	118,305
	ANTA Sports Products Ltd.	667,400	7,909,299
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	336,807
	Arcsoft Corp. Ltd., Class A	2,569	13,793
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	103,174	395,614
	Asymchem Laboratories Tianjin Co. Ltd., Class A	29,070	507,541
	Avary Holding Shenzhen Co. Ltd., Class A	201,376	690,935

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$188,789
	AVICOPTER PLC, Class A	37,004	210,791
*	Baidu, Inc., Sponsored ADR	9,503	1,482,373
*	Baidu, Inc., Class A	1,330,750	26,017,210
	Bank of Beijing Co. Ltd., Class A	697,408	455,869
	Bank of Changsha Co. Ltd., Class A	401,784	462,718
	Bank of Chengdu Co. Ltd., Class A	371,850	737,029
	Bank of China Ltd., Class H	43,912,181	16,286,932
	Bank of Communications Co. Ltd., Class H	4,449,515	2,688,087
	Bank of Guiyang Co. Ltd., Class A	426,923	339,687
	Bank of Hangzhou Co. Ltd., Class A	242,404	416,473
	Bank of Jiangsu Co. Ltd., Class A	657,870	665,497
	Bank of Nanjing Co. Ltd., Class A	454,780	545,960
	Bank of Ningbo Co. Ltd., Class A	275,742	1,125,534
	Bank of Shanghai Co. Ltd., Class A	458,383	395,879
	Bank of Suzhou Co. Ltd., Class A	415,260	415,186
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	670,600
*	BeiGene Ltd.	202,000	3,345,629
*	Beijing BDStar Navigation Co. Ltd., Class A	9,900	45,973
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	9,020	52,688
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	343,774
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	218,193
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	304,110
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	342,434
	Beijing Enlight Media Co. Ltd., Class A	153,706	180,430
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	33,720	47,526
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	199,975
*	Beijing Jetsen Technology Co. Ltd., Class A	210,000	166,129
	Beijing Kingsoft Office Software, Inc., Class A	7,538	428,990
	Beijing New Building Materials PLC, Class A	144,903	574,879
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	572,367
	Beijing Originwater Technology Co. Ltd., Class A	370,349	289,927
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	135,677
	Beijing Shougang Co. Ltd., Class A	441,600	248,578
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	196,585
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	190,582
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	174,758
	Beijing Tongrentang Co. Ltd., Class A	36,400	260,073
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	61,164
	Beijing United Information Technology Co. Ltd., Class A	69,969	375,266
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	322,162
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	292,485
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	814,469
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	175,012
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	184,570
	BGI Genomics Co. Ltd., Class A	34,100	286,775
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	116,190
*	Bilibili, Inc., Class Z	121,840	2,317,376
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	221,664
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	173,949
	BOC International China Co. Ltd., Class A	150,900	239,946
	BOE Technology Group Co. Ltd., Class A	1,654,300	980,232
	Bosideng International Holdings Ltd.	278,000	127,447
*	BTG Hotels Group Co. Ltd., Class A	92,300	271,918
	BYD Co. Ltd., Class H	521,386	18,570,737
	BYD Electronic International Co. Ltd.	965,000	3,725,446
	By-health Co. Ltd., Class A	124,793	369,627
	Caitong Securities Co. Ltd., Class A	338,190	395,256
	Canmax Technologies Co. Ltd., Class A	105,070	473,632

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	327,700	$302,873
	CECEP Wind-Power Corp., Class A	634,660	325,210
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	124,190
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,202,414
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	724,215
	Changjiang Securities Co. Ltd., Class A	435,670	407,034
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	222,474
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	552,124
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	74,364	167,273
	Chengxin Lithium Group Co. Ltd., Class A	114,429	441,358
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	238,923
	China Baoan Group Co. Ltd., Class A	203,234	327,967
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	739,716
	China CITIC Bank Corp. Ltd., Class H	8,861,928	4,285,579
	China Coal Energy Co. Ltd., Class H	3,918,777	2,840,123
	China Construction Bank Corp., Class H	59,766,590	34,835,464
	China CSSC Holdings Ltd., Class A	82,717	386,797
*	China Eastern Airlines Corp. Ltd., Class H	972,000	378,400
	China Energy Engineering Corp. Ltd., Class A	2,502,824	858,769
	China Energy Engineering Corp. Ltd., Class H	1,632,000	209,722
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,098,989
Ω	China Feihe Ltd.	233,000	142,787
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,744,247
	China Gas Holdings Ltd.	2,007,400	2,248,680
	China Great Wall Securities Co. Ltd., Class A	196,900	245,333
	China Greatwall Technology Group Co. Ltd., Class A	182,800	313,595
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	200,633
	China Hongqiao Group Ltd.	4,110,000	3,965,652
Ω	China International Capital Corp. Ltd., Class H	1,524,800	3,374,589
	China International Marine Containers Group Co. Ltd., Class H	727,830	433,356
	China Jushi Co. Ltd., Class A	477,798	993,741
	China Life Insurance Co. Ltd., Class H	2,593,000	4,552,297
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,359,292
	China Meheco Co. Ltd., Class A	107,311	197,709
	China Mengniu Dairy Co. Ltd.	2,473,000	9,392,920
	China Merchants Bank Co. Ltd., Class H	2,884,554	14,344,108
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	710,686
	China Merchants Port Holdings Co. Ltd.	415,950	572,243
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	146,159
Ω	China Merchants Securities Co. Ltd., Class H	486,460	493,074
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	650,868
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,836,681
	China National Accord Medicines Corp. Ltd., Class A	44,000	212,851
	China National Building Material Co. Ltd., Class H	924,000	584,018
	China National Chemical Engineering Co. Ltd., Class A	411,600	500,131
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,047,586
	China National Software & Service Co. Ltd., Class A	9,800	71,404
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	501,061
	China Oilfield Services Ltd., Class H	2,148,000	2,535,796
	China Overseas Land & Investment Ltd.	3,856,000	9,147,083
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	6,705,832
	China Petroleum & Chemical Corp., Class H	15,068,800	8,439,071
	China Railway Group Ltd., Class H	3,976,000	2,614,064
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	703,020
	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	158,293
	China Resources Beer Holdings Co. Ltd.	859,611	5,538,362
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	148,941
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	236,150
	China Resources Gas Group Ltd.	1,754,600	6,078,342

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Land Ltd.	3,890,666	$18,154,729
	China Resources Microelectronics Ltd., Class A	34,684	278,810
Ω	China Resources Mixc Lifestyle Services Ltd.	436,000	2,110,118
	China Resources Power Holdings Co. Ltd.	1,598,517	3,467,887
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	311,228
	China Shenhua Energy Co. Ltd., Class H	2,649,500	7,941,588
	China South Publishing & Media Group Co. Ltd., Class A	126,500	200,999
*	China Southern Airlines Co. Ltd., Class H	1,038,000	650,596
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	166,300	155,833
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,504,252
	China State Construction International Holdings Ltd.	90,000	110,346
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	959,829
Ω	China Tower Corp. Ltd., Class H	67,974,000	7,683,679
*	China TransInfo Technology Co. Ltd., Class A	107,300	196,148
	China Vanke Co. Ltd., Class H	2,072,220	2,937,062
	China World Trade Center Co. Ltd., Class A	29,700	84,301
	China Yangtze Power Co. Ltd., Class A	748,847	2,251,079
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	355,358
#	China Zheshang Bank Co. Ltd., Class H	406,499	119,508
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	163,200
	Chongqing Brewery Co. Ltd., Class A	21,500	273,680
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	667,903
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,680	255,830
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	93,200	246,357
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	974,371
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,871	783,974
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	296,116
	CITIC Ltd.	4,725,000	5,333,696
	CITIC Securities Co. Ltd., Class H	1,731,800	3,730,179
	CMOC Group Ltd., Class H	3,243,966	2,170,826
	CNGR Advanced Material Co. Ltd., Class A	25,000	216,645
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	178,996
	CNOOC Energy Technology & Services Ltd., Class A	655,100	285,216
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	16,640	22,193
	Contemporary Amperex Technology Co. Ltd., Class A	164,636	5,489,121
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,206,000	1,332,729
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,586,299	4,854,195
# *	Country Garden Holdings Co. Ltd.	2,342,067	481,156
	Country Garden Services Holdings Co. Ltd.	543,492	622,270
	CRRC Corp. Ltd., Class H	2,392,000	1,320,164
# Ω	CSC Financial Co. Ltd., Class H	595,000	704,394
	CSG Holding Co. Ltd., Class A	313,839	269,990
	CSPC Pharmaceutical Group Ltd.	13,319,200	11,125,196
Ω	Dali Foods Group Co. Ltd.	3,883,000	1,812,827
	Daqin Railway Co. Ltd., Class A	883,060	884,839
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	313,306
	Datang International Power Generation Co. Ltd., Class H	2,122,000	379,066
*	Deppon Logistics Co. Ltd., Class A	78,900	196,043
	DHC Software Co. Ltd., Class A	257,400	245,011
	Dian Diagnostics Group Co. Ltd., Class A	67,701	230,380
	Digital China Group Co. Ltd., Class A	47,500	167,297
	Do-Fluoride Chemicals Co. Ltd., Class A	122,892	337,148
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	291,960
	Dongfang Electric Corp. Ltd., Class H	305,200	408,714
	Dongxing Securities Co. Ltd., Class A	323,718	413,041
	East Group Co. Ltd., Class A	152,100	139,751
	East Money Information Co. Ltd., Class A	544,473	1,228,628
	Ecovacs Robotics Co. Ltd., Class A	23,500	260,395

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Edifier Technology Co. Ltd., Class A	35,700	$82,228
	ENN Energy Holdings Ltd.	620,600	7,543,263
	ENN Natural Gas Co. Ltd., Class A	244,700	630,234
	Eoptolink Technology, Inc.Ltd., Class A	10,100	73,366
	Eve Energy Co. Ltd., Class A	48,205	400,318
# Ω	Everbright Securities Co. Ltd., Class H	412,600	319,430
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	325,046
*	FAW Jiefang Group Co. Ltd., Class A	165,700	215,145
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	200,058
	Fibocom Wireless, Inc., Class A	33,400	98,206
	First Capital Securities Co. Ltd., Class A	320,000	282,378
	Flat Glass Group Co. Ltd., Class H	436,000	1,305,067
	Focus Media Information Technology Co. Ltd., Class A	727,597	759,565
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	189,867	1,233,141
	Fosun International Ltd.	903,222	658,385
	Founder Securities Co. Ltd., Class A	411,200	417,356
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	1,220,177
	Fujian Funeng Co. Ltd., Class A	151,970	177,468
	Fujian Sunner Development Co. Ltd., Class A	97,163	290,883
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,363,552
Ω	Ganfeng Lithium Group Co. Ltd., Class H	271,799	1,751,041
	Gaona Aero Material Co. Ltd., Class A	40,880	135,364
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	181,141
	GCL Energy Technology Co. Ltd., Class A	130,300	226,985
*	GCL System Integration Technology Co. Ltd., Class A	241,200	103,706
*	GD Power Development Co. Ltd., Class A	524,300	270,812
	Geely Automobile Holdings Ltd.	7,517,000	10,969,056
	GEM Co. Ltd., Class A	275,176	271,458
	Gemdale Corp., Class A	311,800	377,586
	GF Securities Co. Ltd., Class H	1,027,600	1,644,190
	Giant Network Group Co. Ltd., Class A	85,600	170,265
	GigaDevice Semiconductor, Inc., Class A	22,974	369,490
*	Ginlong Technologies Co. Ltd., Class A	18,825	249,438
	Glarun Technology Co. Ltd., Class A	69,600	154,203
	GoerTek, Inc., Class A	178,900	448,574
	Goke Microelectronics Co. Ltd., Class A	9,100	99,007
	Goldwind Science & Technology Co. Ltd., Class H	187,159	128,437
	Gongniu Group Co. Ltd., Class A	6,216	88,416
	GoodWe Technologies Co. Ltd., Class A	10,840	251,658
*	Gotion High-tech Co. Ltd., Class A	83,100	320,676
	Great Wall Motor Co. Ltd., Class H	1,506,500	2,061,351
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	870,705
	GRG Banking Equipment Co. Ltd., Class A	142,000	229,000
	Guangdong Haid Group Co. Ltd., Class A	71,300	502,668
	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	236,023
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	231,848
	Guangdong Investment Ltd.	1,342,000	1,161,792
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	119,507
	Guanghui Energy Co. Ltd., Class A	771,700	769,663
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	26,727
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,831,208
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	689,255
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	39,800	261,733
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	309,892
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	305,782
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	293,978
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	430,115
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	272,896
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	121,401

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	$246,463
*	Guocheng Mining Co. Ltd., Class A	44,900	92,956
	Guosen Securities Co. Ltd., Class A	186,700	253,448
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	461,865
	Guoyuan Securities Co. Ltd., Class A	308,740	319,294
*	H World Group Ltd., ADR	86,463	4,153,683
*	H World Group Ltd.	51,200	245,116
	Haier Smart Home Co. Ltd., Class A	258,200	894,282
	Haier Smart Home Co. Ltd., Class H	2,155,200	7,087,353
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	264,673
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	85,121
	Haitong Securities Co. Ltd., Class H	2,434,800	1,703,461
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	318,053
	Hangcha Group Co. Ltd., Class A	73,700	254,673
	Hangjin Technology Co. Ltd., Class A	47,700	210,423
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	356,953
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	157,933
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	310,923
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	231,297
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	388,984
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	327,544
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	301,081
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	93,489
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	514,246
	Han's Laser Technology Industry Group Co. Ltd., Class A	110,517	379,415
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,497,178
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	75,752
	Harbin Boshi Automation Co. Ltd., Class A	57,200	140,781
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	173,208
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	121,466
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	311,538
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	359,396
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	535,577
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	630,826
	Hengan International Group Co. Ltd.	667,500	2,745,629
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	290,623
*	Hengli Petrochemical Co. Ltd., Class A	262,200	571,646
	Hengtong Optic-electric Co. Ltd., Class A	143,100	308,258
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	301,646
	Hesteel Co. Ltd., Class A	1,383,853	467,006
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	683,081
	Hongta Securities Co. Ltd., Class A	18,120	20,676
	Hoyuan Green Energy Co. Ltd., Class A	67,600	480,440
	Huadian Power International Corp. Ltd., Class H	1,134,000	502,273
	Huadong Medicine Co. Ltd., Class A	70,000	425,861
	Huafon Chemical Co. Ltd., Class A	437,083	455,297
	Huagong Tech Co. Ltd., Class A	30,400	153,130
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	463,799
	Hualan Biological Engineering, Inc., Class A	78,500	253,183
*	Huaneng Power International, Inc., Class H	1,862,000	1,034,352
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,941,979
	Huaxi Securities Co. Ltd., Class A	293,600	379,429
	Huaxia Bank Co. Ltd., Class A	644,456	523,325
	Huayu Automotive Systems Co. Ltd., Class A	199,300	551,107
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	142,675
	Hubei Dinglong Co. Ltd., Class A	44,900	141,801
	Hubei Energy Group Co. Ltd., Class A	227,983	147,731
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,700	142,790
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	375,685

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	163,400	$552,886
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	420,837
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	447,170
	Hunan Gold Corp. Ltd., Class A	99,000	172,685
	Hunan Valin Steel Co. Ltd., Class A	694,400	583,569
	Hundsun Technologies, Inc., Class A	41,729	240,555
	Iflytek Co. Ltd., Class A	66,700	587,221
	IKD Co. Ltd., Class A	73,300	238,136
	Imeik Technology Development Co. Ltd., Class A	4,700	313,476
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	15,027,879
	Industrial Bank Co. Ltd., Class A	643,039	1,501,215
	Industrial Securities Co. Ltd., Class A	652,548	637,843
	Infore Environment Technology Group Co. Ltd., Class A	82,224	59,403
	Ingenic Semiconductor Co. Ltd., Class A	18,000	211,480
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	366,970
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	576,835
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	277,878
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	507,125
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	149,991
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,277,368
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	412,569
# * Ω	Innovent Biologics, Inc.	531,500	2,376,570
	Inspur Electronic Information Industry Co. Ltd., Class A	59,084	377,844
	JA Solar Technology Co. Ltd., Class A	135,804	632,590
	Jafron Biomedical Co. Ltd., Class A	64,465	213,860
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	451,862
	JCET Group Co. Ltd., Class A	185,200	856,370
* Ω	JD Health International, Inc.	399,950	2,923,752
	JD.com, Inc., ADR	124,763	5,153,960
	JD.com, Inc., Class A	586,521	12,143,082
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	312,129
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	326,048
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	935,368
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	88,927
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	5,100	48,969
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	584,475
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	999,394
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	106,007
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	483,367
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	52,295	145,579
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	195,957
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	120,068
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	244,105
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	189,414
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	157,000	277,351
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,164,245
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	445,931
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	175,992
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	399,172
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	506,808
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,219,224
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	214,847
	Jingjin Equipment, Inc., Class A	50,780	221,620
	JiuGui Liquor Co. Ltd., Class A	11,500	169,636
	Jizhong Energy Resources Co. Ltd., Class A	535,300	492,395
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	184,969
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	342,420
	Joinn Laboratories China Co. Ltd., Class A	49,834	196,048

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	268,785	$372,725
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	141,462
	Juewei Food Co. Ltd., Class A	46,744	251,275
*	Juneyao Airlines Co. Ltd., Class A	70,540	179,914
*	Kaishan Group Co. Ltd., Class A	65,100	132,687
	Keboda Technology Co. Ltd., Class A	12,400	140,696
	Kehua Data Co. Ltd., Class A	38,900	191,743
	Kingsoft Corp. Ltd.	419,000	1,803,443
	Konfoong Materials International Co. Ltd., Class A	9,500	85,474
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	107,783
	Kunlun Energy Co. Ltd.	6,412,000	5,246,902
*	Kunlun Tech Co. Ltd., Class A	28,500	147,938
	Kunshan Dongwei Technology Co. Ltd., Class A	12,437	107,778
	Kweichow Moutai Co. Ltd., Class A	55,993	14,779,667
*	KWG Living Group Holdings Ltd.	258,250	33,105
	Lao Feng Xiang Co. Ltd., Class A	41,600	363,771
	Laobaixing Pharmacy Chain JSC, Class A	67,490	269,090
	LB Group Co. Ltd., Class A	223,200	594,296
	Lenovo Group Ltd.	11,739,278	13,514,120
	Lens Technology Co. Ltd., Class A	362,600	627,890
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	352,629
	Levima Advanced Materials Corp., Class A	33,700	115,387
	Leyard Optoelectronic Co. Ltd., Class A	142,800	129,792
# *	Li Auto, Inc., ADR	112,566	4,817,825
*	Li Auto, Inc., Class A	135,900	2,917,368
	Li Ning Co. Ltd.	2,376,500	14,488,162
*	Lingyi iTech Guangdong Co., Class A	512,118	440,903
Ω	Longfor Group Holdings Ltd.	3,419,000	9,249,860
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,407,521
	Longshine Technology Group Co. Ltd., Class A	59,002	180,342
	Luxi Chemical Group Co. Ltd., Class A	305,700	452,618
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,396,513
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,235,566
	Mango Excellent Media Co. Ltd., Class A	135,592	652,790
	Maxscend Microelectronics Co. Ltd., Class A	13,700	231,124
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	291,175
* Ω	Meituan, Class B	1,414,140	26,996,096
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,169,469
	Ming Yang Smart Energy Group Ltd., Class A	138,104	349,035
	MINISO Group Holding Ltd.	21,000	110,195
	Montage Technology Co. Ltd., Class A	27,314	221,479
	Muyuan Foods Co. Ltd., Class A	287,257	1,786,805
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	343,233
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	128,646	244,612
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	185,415
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	130,902
	NARI Technology Co. Ltd., Class A	299,642	1,020,538
	NAURA Technology Group Co. Ltd., Class A	11,700	465,422
*	NavInfo Co. Ltd., Class A	134,350	210,996
	NetEase, Inc., ADR	193,704	21,063,373
	NetEase, Inc.	159,100	3,465,249
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,930,480
*	New Hope Liuhe Co. Ltd., Class A	198,866	348,140
*	Newland Digital Technology Co. Ltd., Class A	58,300	149,350
	Ninestar Corp., Class A	84,651	397,089
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	99,800
	Ningbo Joyson Electronic Corp., Class A	126,400	337,144
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	202,756
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	349,995

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	$237,150
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	449,394
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	130,064
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	112,079
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	635,802
# *	NIO, Inc., ADR	208,198	3,185,429
# *	NIO, Inc., Class A	324,150	4,948,935
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	215,946
*	Offcn Education Technology Co. Ltd., Class A	280,212	179,841
	Offshore Oil Engineering Co. Ltd., Class A	334,000	293,060
*	OFILM Group Co. Ltd., Class A	114,200	92,619
	Oppein Home Group, Inc., Class A	43,195	650,800
	Orient Overseas International Ltd.	209,500	3,500,789
Ω	Orient Securities Co. Ltd., Class H	967,600	606,040
	Ovctek China, Inc., Class A	43,852	209,062
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	12,800	35,888
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	270,636
*	PDD Holdings, Inc., ADR	122,979	11,045,974
	People.cn Co. Ltd., Class A	36,600	148,714
	People's Insurance Co. Group of China Ltd. , Class H	7,081,000	2,726,106
	Perfect World Co. Ltd., Class A	131,785	277,101
	PetroChina Co. Ltd., Class H	15,548,000	11,400,361
Ω	Pharmaron Beijing Co. Ltd., Class H	23,625	61,868
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,446,452
	Ping An Bank Co. Ltd., Class A	722,500	1,247,867
	Ping An Insurance Group Co. of China Ltd., Class H	4,101,000	29,882,907
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	404,146
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	895,317
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,750,811
	Power Construction Corp. of China Ltd., Class A	583,011	490,006
	Pylon Technologies Co. Ltd., Class A	14,877	369,555
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	93,190
Ω	Qingdao Port International Co. Ltd., Class H	69,000	36,600
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	290,483
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	261,817
*	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	215,784
	Raytron Technology Co. Ltd., Class A	17,317	112,445
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	97,924
*	Risen Energy Co. Ltd., Class A	84,004	271,558
	Riyue Heavy Industry Co. Ltd., Class A	76,100	193,716
	Rockchip Electronics Co. Ltd., Class A	9,500	99,419
	Rongsheng Petrochemical Co. Ltd., Class A	453,094	806,722
*	Sai Micro Electronics, Inc., Class A	41,400	147,164
	SAIC Motor Corp. Ltd., Class A	236,045	512,433
	Sailun Group Co. Ltd., Class A	260,200	409,989
	Sanan Optoelectronics Co. Ltd., Class A	86,000	204,416
*	Sangfor Technologies, Inc., Class A	11,800	186,756
	Sany Heavy Industry Co. Ltd., Class A	286,434	712,614
	Satellite Chemical Co. Ltd., Class A	345,661	779,889
	SDIC Power Holdings Co. Ltd., Class A	251,000	447,050
	Sealand Securities Co. Ltd., Class A	328,190	196,276
*	Seazen Holdings Co. Ltd., Class A	173,200	399,939
	Seres Group Co. Ltd., Class A	57,600	365,775
	SF Holding Co. Ltd., Class A	232,461	1,620,584
	SG Micro Corp., Class A	13,715	162,104
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,580,947
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	622,478
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	260,692
Ω	Shandong Gold Mining Co. Ltd., Class H	527,250	1,053,018

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	$391,871
	Shandong Hi-speed Co. Ltd., Class A	59,700	55,397
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	661,411
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	439,245
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	413,203
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	195,653
	Shandong Publishing & Media Co. Ltd., Class A	123,900	153,377
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	446,749
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,000	102,001
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,678,800	3,459,542
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	405,200	173,823
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	180,506
	Shanghai Baosight Software Co. Ltd., Class A	74,599	501,976
	Shanghai Construction Group Co. Ltd., Class A	770,676	320,508
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	729,148
	Shanghai Electric Power Co. Ltd., Class A	119,200	171,763
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	1,084,630
*	Shanghai International Airport Co. Ltd., Class A	31,700	210,721
	Shanghai International Port Group Co. Ltd., Class A	334,000	253,502
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	364,219
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	261,715
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	157,820
	Shanghai M&G Stationery, Inc., Class A	45,969	288,047
	Shanghai Moons' Electric Co. Ltd., Class A	13,000	110,330
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,815,042
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	939,851
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,256	415,210
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	400,116
	Shanghai Rural Commercial Bank Co. Ltd., Class A	70,100	57,902
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	313,887
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	148,484
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	300,270
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	244,084
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	802,224
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	332,530	761,372
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	505,699
	Shanxi Securities Co. Ltd., Class A	216,280	197,182
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	324,380
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,858,565
	Shede Spirits Co. Ltd., Class A	13,900	301,316
	Shenghe Resources Holding Co. Ltd., Class A	162,900	288,293
	Shengyi Technology Co. Ltd., Class A	162,200	361,910
	Shennan Circuits Co. Ltd., Class A	31,982	342,801
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	298,587
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	397,753
	Shenzhen Dynanonic Co. Ltd., Class A	18,144	280,593
	Shenzhen Energy Group Co. Ltd., Class A	235,019	225,991
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	69,636
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	198,671
	Shenzhen Gas Corp. Ltd., Class A	150,500	153,666
	Shenzhen Inovance Technology Co. Ltd., Class A	65,700	653,614
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	235,210
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	85,140	349,348
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	305,687
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,764	278,304
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	238,374
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,061,490
	Shenzhen MTC Co. Ltd., Class A	411,800	305,048
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	172,748

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	$389,658
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	159,580
	Shenzhen SC New Energy Technology Corp., Class A	12,566	165,004
	Shenzhen SED Industry Co. Ltd., Class A	30,800	129,402
	Shenzhen Senior Technology Material Co. Ltd., Class A	100,401	238,989
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	226,123
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	180,930
	Shenzhen Transsion Holdings Co. Ltd., Class A	33,012	567,235
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	370,006
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	291,542
	Shenzhou International Group Holdings Ltd.	542,600	5,759,597
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	534,904
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	121,893
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	302,604
	Sichuan Development Lomon Co. Ltd., Class A	27,000	32,480
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,456,200	532,369
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	500,083
*	Sichuan New Energy Power Co. Ltd., Class A	127,800	260,985
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	512,574
	Sichuan Swellfun Co. Ltd., Class A	23,700	250,431
	Sichuan Teway Food Group Co. Ltd., Class A	8,400	18,220
	Sichuan Yahua Industrial Group Co. Ltd., Class A	169,400	422,925
	Sieyuan Electric Co. Ltd., Class A	49,100	336,878
	Sino Biopharmaceutical Ltd.	11,760,500	5,333,827
	Sinocare, Inc., Class A	10,000	34,244
	Sinofibers Technology Co. Ltd., Class A	23,200	135,876
	Sinoma International Engineering Co., Class A	299,800	566,399
	Sinoma Science & Technology Co. Ltd., Class A	190,294	616,585
	Sinomine Resource Group Co. Ltd., Class A	67,100	425,335
	Sinopharm Group Co. Ltd., Class H	2,421,200	7,624,819
	Sinosoft Co. Ltd., Class A	37,280	178,125
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	164,130
*	Skshu Paint Co. Ltd., Class A	16,707	191,789
	Skyworth Digital Co. Ltd., Class A	76,793	166,434
Ω	Smoore International Holdings Ltd.	748,000	842,146
	Songcheng Performance Development Co. Ltd., Class A	85,200	160,069
	Sonoscape Medical Corp., Class A	15,300	97,763
	SooChow Securities Co. Ltd., Class A	334,850	425,317
	Southwest Securities Co. Ltd., Class A	707,636	470,082
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	45,663
	StarPower Semiconductor Ltd., Class A	4,300	131,958
	State Grid Information & Communication Co. Ltd., Class A	75,800	181,764
*	STO Express Co. Ltd., Class A	94,000	153,498
	Sungrow Power Supply Co. Ltd., Class A	46,800	731,382
	Sunny Optical Technology Group Co. Ltd.	837,800	8,213,852
	Sunresin New Materials Co. Ltd., Class A	21,875	177,098
	Sunwoda Electronic Co. Ltd., Class A	101,700	234,380
	Suofeiya Home Collection Co. Ltd., Class A	27,570	74,025
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	479,260
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	192,348
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	200,040
	Taiji Computer Corp. Ltd., Class A	28,500	167,635
*	Talkweb Information System Co. Ltd., Class A	44,100	109,060
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	368,096
	TangShan Port Group Co. Ltd., Class A	531,500	276,695
	Tayho Advanced Materials Group Co. Ltd., Class A	48,400	146,671
	TBEA Co. Ltd., Class A	282,620	648,995
*	TCL Technology Group Corp., Class A	645,098	387,721
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	730,403

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tencent Holdings Ltd.	3,556,400	$163,456,130
*	Tencent Music Entertainment Group, ADR	730,433	5,105,727
	Thunder Software Technology Co. Ltd., Class A	13,300	168,277
	Tian Di Science & Technology Co. Ltd., Class A	466,820	373,414
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	221,621
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	143,743
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	252,982
*	Tianma Microelectronics Co. Ltd., Class A	161,455	211,825
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	417,789
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	313,966
*	Tibet Summit Resources Co. Ltd., Class A	29,200	74,502
	Tingyi Cayman Islands Holding Corp.	2,448,000	3,780,420
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	283,508
	Toly Bread Co. Ltd., Class A	182,238	269,456
	TongFu Microelectronics Co. Ltd., Class A	167,000	508,457
*	Tongkun Group Co. Ltd., Class A	157,809	329,974
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	460,350
	Tongwei Co. Ltd., Class A	228,800	1,116,154
*	Topchoice Medical Corp., Class A	13,300	215,069
Ω	Topsports International Holdings Ltd.	796,000	735,798
	Transfar Zhilian Co. Ltd., Class A	287,626	226,699
	TravelSky Technology Ltd., Class H	183,000	351,435
	Trina Solar Co. Ltd., Class A	72,422	382,250
*	Trip.com Group Ltd., ADR	329,607	13,527,071
*	Trip.com Group Ltd.	99,700	4,072,027
	TRS Information Technology Corp. Ltd., Class A	32,200	100,101
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,327,164
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	493,920
	Unisplendour Corp. Ltd., Class A	98,960	378,300
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	223,493
	Valiant Co. Ltd., Class A	56,000	143,799
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	193,743
*	Vipshop Holdings Ltd., ADR	534,579	10,066,123
	Walvax Biotechnology Co. Ltd., Class A	54,200	206,058
	Wangsu Science & Technology Co. Ltd., Class A	165,500	157,580
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,785,671
	Want Want China Holdings Ltd.	6,370,000	4,442,266
	Wanxiang Qianchao Co. Ltd., Class A	217,200	169,707
	Wasu Media Holding Co. Ltd., Class A	99,500	123,825
	Weichai Power Co. Ltd., Class H	2,380,800	3,527,030
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	303,576
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	916,898
	Western Securities Co. Ltd., Class A	238,600	240,281
	Western Superconducting Technologies Co. Ltd., Class A	29,292	217,069
	Wharf Holdings Ltd.	954,000	2,238,351
	Will Semiconductor Co. Ltd., Class A	27,921	401,652
	Wingtech Technology Co. Ltd., Class A	85,948	559,919
	Winner Medical Co. Ltd., Class A	39,997	243,436
	Wolong Electric Group Co. Ltd., Class A	143,200	259,805
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	442,053
	Wuhan DR Laser Technology Corp. Ltd., Class A	11,416	94,162
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	159,826
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	123,539
	Wuhu Token Science Co. Ltd., Class A	200,630	173,134
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,420,122
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	489,050
Ω	WuXi AppTec Co. Ltd., Class H	189,760	1,805,075
	Wuxi Autowell Technology Co. Ltd., Class A	10,020	241,509
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	7,568,398

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	472,203	$467,514
	Xiamen C & D, Inc., Class A	197,100	309,774
	Xiamen Faratronic Co. Ltd., Class A	12,100	228,421
	Xiamen ITG Group Corp. Ltd., Class A	163,430	181,526
	Xiamen Tungsten Co. Ltd., Class A	157,480	420,813
	Xiamen Xiangyu Co. Ltd., Class A	213,900	249,225
	Xi'an Triangle Defense Co. Ltd., Class A	43,284	192,203
	Xiangcai Co. Ltd., Class A	98,400	119,805
	Xianhe Co. Ltd., Class A	24,800	78,668
* Ω	Xiaomi Corp., Class B	11,204,000	17,824,231
*	Xinfengming Group Co. Ltd., Class A	153,500	263,414
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	112,273
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	224,020
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,900	55,621
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	147,805
	Xinyi Solar Holdings Ltd.	4,801,103	5,213,256
# *	XPeng, Inc., Class A	764,000	8,149,533
	Xuji Electric Co. Ltd., Class A	90,600	288,084
Ω	Yadea Group Holdings Ltd.	1,260,000	2,867,329
	Yangling Metron New Material, Inc., Class A	56,940	355,820
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	313,964
#	Yankuang Energy Group Co. Ltd., Class H	3,375,000	5,081,426
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	38,359
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	381,163
	Yealink Network Technology Corp. Ltd., Class A	63,476	334,399
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	180,921
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	293,642
	Yintai Gold Co. Ltd., Class A	195,817	358,581
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	159,762
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	340,450
	Yonyou Network Technology Co. Ltd., Class A	83,500	220,783
	Youngor Group Co. Ltd., Class A	340,604	340,464
	Youngy Co. Ltd., Class A	23,500	202,207
*	Youzu Interactive Co. Ltd., Class A	16,200	30,348
	YTO Express Group Co. Ltd., Class A	347,700	765,845
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	183,154
	Yum China Holdings, Inc.	240,132	14,652,855
	Yunda Holding Co. Ltd., Class A	373,990	544,310
	Yunnan Aluminium Co. Ltd., Class A	373,200	776,744
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	412,623
	Yunnan Copper Co. Ltd., Class A	308,200	522,844
*	Yunnan Energy New Material Co. Ltd., Class A	36,162	489,261
	Yunnan Tin Co. Ltd., Class A	202,000	471,042
	Zangge Mining Co. Ltd., Class A	103,900	350,302
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,018,024
	Zhefu Holding Group Co. Ltd., Class A	607,423	365,644
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	339,238
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	117,297
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	387,444
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	574,775
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	149,425
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	337,390
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	234,671
	Zhejiang Hailiang Co. Ltd., Class A	143,800	249,026
	Zhejiang HangKe Technology, Inc.Co., Class A	31,772	135,275
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	517,199
	Zhejiang Huayou Cobalt Co. Ltd., Class A	72,211	510,032
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	467,338
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	57,345

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	$199,862
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	270,283
	Zhejiang Juhua Co. Ltd., Class A	174,900	365,447
*	Zhejiang Narada Power Source Co. Ltd., Class A	68,200	167,844
	Zhejiang NHU Co. Ltd., Class A	300,188	693,926
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	222,640
	Zhejiang Supcon Technology Co. Ltd., Class A	7,794	59,076
	Zhejiang Supor Co. Ltd., Class A	38,403	268,976
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	478,162
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	189,939
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	29,000	153,765
	Zheshang Securities Co. Ltd., Class A	270,063	411,048
	Zhongji Innolight Co. Ltd., Class A	20,527	368,227
	Zhongjin Gold Corp. Ltd., Class A	428,700	639,299
	Zhongsheng Group Holdings Ltd.	1,171,000	4,114,254
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	2,161,923
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,200	50,173
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	349,646
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,806,608
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	977,700
	ZTE Corp., Class H	491,285	1,798,018
	ZTO Express Cayman, Inc., ADR	260,448	7,240,454
	ZTO Express Cayman, Inc.	10,600	293,596
TOTAL CHINA			1,304,969,722
COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	72,909
	Banco de Bogota SA	11,387	88,575
	Bancolombia SA, Sponsored ADR	61,014	1,864,588
	Bancolombia SA	113,157	963,321
	Ecopetrol SA	1,899,549	1,110,371
	Grupo Argos SA	241,307	595,421
	Grupo Energia Bogota SA ESP	372,477	167,667
	Grupo Nutresa SA	1,014	13,137
	Interconexion Electrica SA ESP	165,667	725,453
TOTAL COLOMBIA			5,601,442
CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,723,010
	Komercni Banka AS	71,546	2,343,149
Ω	Moneta Money Bank AS	450,001	1,769,344
	Philip Morris CR AS	45	35,075
TOTAL CZECH REPUBLIC			8,870,578
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	1,413,832	1,701,860
GREECE — (0.5%)
*	Alpha Services & Holdings SA	1,892,830	3,408,817
*	Eurobank Ergasias Services & Holdings SA, Class A	1,454,750	2,541,290
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	136,397	2,152,613
	Helleniq Energy Holdings SA	91,718	814,994
	JUMBO SA	96,587	2,882,075
	Motor Oil Hellas Corinth Refineries SA	102,332	2,586,175
	Mytilineos SA	67,692	2,817,054
*	National Bank of Greece SA	286,179	1,970,832
	OPAP SA	113,020	1,987,744

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Piraeus Financial Holdings SA	506,375	$1,918,001
*	Public Power Corp. SA	81,556	964,967
	Terna Energy SA	55,758	1,070,306
TOTAL GREECE			25,114,868
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	6,571,556
	OTP Bank Nyrt	107,957	3,925,978
	Richter Gedeon Nyrt	96,175	2,426,943
TOTAL HUNGARY			12,924,477
INDIA — (15.7%)
	Aarti Industries Ltd.	231,928	1,320,975
*	Aarti Pharmalabs Ltd.	57,982	246,778
	ABB India Ltd.	30,334	1,682,803
*	ACC Ltd.	72,319	1,776,212
	Adani Enterprises Ltd.	47,602	1,442,790
*	Adani Green Energy Ltd.	87,466	1,161,609
	Adani Ports & Special Economic Zone Ltd.	377,815	3,568,485
*	Adani Power Ltd.	716,345	2,383,319
	Adani Total Gas Ltd.	76,045	614,939
*	Adani Transmission Ltd.	75,768	755,407
*	Aditya Birla Capital Ltd.	630,168	1,498,842
	Alkem Laboratories Ltd.	17,972	870,887
*	Ambuja Cements Ltd.	409,686	2,306,863
	APL Apollo Tubes Ltd.	83,437	1,604,455
	Apollo Hospitals Enterprise Ltd.	58,627	3,698,879
	Ashok Leyland Ltd.	1,078,208	2,412,921
	Asian Paints Ltd.	220,693	9,059,719
	Astral Ltd.	135,420	3,256,622
Ω	AU Small Finance Bank Ltd.	166,635	1,486,077
	Aurobindo Pharma Ltd.	292,903	2,934,329
* Ω	Avenue Supermarts Ltd.	53,575	2,447,300
	Axis Bank Ltd.	1,326,166	15,412,255
	Bajaj Auto Ltd.	64,343	3,866,687
	Bajaj Finance Ltd.	131,798	11,706,709
	Bajaj Finserv Ltd.	159,010	3,088,111
	Bajaj Holdings & Investment Ltd.	37,682	3,439,301
	Balkrishna Industries Ltd.	110,491	3,415,736
* Ω	Bandhan Bank Ltd.	615,747	1,679,259
	Bank of Baroda	970,898	2,391,665
	Bank of India	261,403	272,151
	Berger Paints India Ltd.	202,742	1,687,765
	Bharat Electronics Ltd.	4,884,542	7,771,989
	Bharat Forge Ltd.	271,888	3,076,790
	Bharat Petroleum Corp. Ltd.	386,563	1,772,978
	Bharti Airtel Ltd.	1,469,776	15,901,534
	Biocon Ltd.	396,886	1,241,953
	Bosch Ltd.	4,746	1,094,436
	Britannia Industries Ltd.	54,714	3,200,005
	Canara Bank	364,746	1,529,304
	CG Power & Industrial Solutions Ltd.	487,098	2,376,122
	Cholamandalam Investment & Finance Co. Ltd.	443,540	6,118,931
	Cipla Ltd.	490,971	7,039,917
	Coal India Ltd.	649,232	1,812,822

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	122,914	$3,013,685
	Container Corp. of India Ltd.	293,158	2,477,126
	Coromandel International Ltd.	60,562	760,305
	Cummins India Ltd.	81,546	1,951,483
	Dabur India Ltd.	338,762	2,374,900
	Dalmia Bharat Ltd.	53,653	1,275,241
	Deepak Nitrite Ltd.	86,786	2,119,548
	Divi's Laboratories Ltd.	73,586	3,314,138
	DLF Ltd.	478,113	3,010,238
	Dr Reddy's Laboratories Ltd., ADR	102,286	7,025,003
	Dr Reddy's Laboratories Ltd.	33,811	2,324,302
	Eicher Motors Ltd.	86,505	3,544,848
	Federal Bank Ltd.	142,671	236,091
	GAIL India Ltd.	2,963,435	4,312,339
	GAIL India Ltd., GDR	153,552	1,319,954
	GlaxoSmithKline Pharmaceuticals Ltd.	29,829	511,178
*	Godrej Consumer Products Ltd.	228,140	2,884,008
*	Godrej Properties Ltd.	94,646	2,008,984
	Grasim Industries Ltd.	235,894	5,306,516
	Gujarat Fluorochemicals Ltd.	15,556	515,548
	Gujarat Gas Ltd.	139,066	818,094
	Havells India Ltd.	137,674	2,237,005
	HCL Technologies Ltd.	630,703	8,564,438
Ω	HDFC Asset Management Co. Ltd.	58,879	1,815,729
	HDFC Bank Ltd.	2,611,395	52,388,491
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,379,203
	Hero MotoCorp Ltd.	158,038	6,173,666
	Hindalco Industries Ltd.	2,128,864	11,972,672
	Hindustan Aeronautics Ltd.	73,506	3,544,732
	Hindustan Petroleum Corp. Ltd.	547,972	1,884,955
	Hindustan Unilever Ltd.	440,646	13,719,963
	Honeywell Automation India Ltd.	1,476	768,315
	ICICI Bank Ltd., Sponsored ADR	649,989	15,970,217
	ICICI Bank Ltd.	1,390,129	16,920,090
Ω	ICICI Lombard General Insurance Co. Ltd.	158,500	2,668,246
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,277,228
*	IDFC First Bank Ltd.	3,037,968	3,227,698
	Indian Bank	133,057	564,916
	Indian Hotels Co. Ltd.	484,337	2,325,245
	Indian Oil Corp. Ltd.	1,227,595	1,403,155
*	Indian Overseas Bank	1,569,149	502,300
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,287,216
Ω	Indian Railway Finance Corp. Ltd.	1,263,052	589,954
	Indraprastha Gas Ltd.	248,390	1,399,052
*	Indus Towers Ltd.	1,085,308	2,272,901
	IndusInd Bank Ltd.	317,938	5,489,166
	Info Edge India Ltd.	56,202	3,131,310
	Infosys Ltd., Sponsored ADR	429,715	7,159,052
	Infosys Ltd.	1,779,532	29,433,686
* Ω	InterGlobe Aviation Ltd.	44,288	1,396,569
	ITC Ltd.	1,903,270	10,774,273
	Jindal Steel & Power Ltd.	801,679	6,528,150
	Jio Financial Services Ltd.	1,374,995	4,377,482
	JSW Energy Ltd.	442,557	1,551,550
	JSW Steel Ltd.	1,010,527	10,032,142
	Jubilant Foodworks Ltd.	480,298	2,801,231
	Kansai Nerolac Paints Ltd.	136,203	555,031
	Kotak Mahindra Bank Ltd.	424,437	9,593,693
	KPIT Technologies Ltd.	11,527	152,330

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	L&T Technology Services Ltd.	25,917	$1,273,960
	Larsen & Toubro Ltd.	379,368	12,381,296
*	Linde India Ltd.	4,275	260,229
Ω	LTIMindtree Ltd.	52,873	3,156,027
	Lupin Ltd.	226,834	2,714,910
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,683,310
	Mahindra & Mahindra Ltd.	916,936	16,449,741
	Marico Ltd.	535,354	3,662,566
	Maruti Suzuki India Ltd.	41,842	4,996,297
*	Max Financial Services Ltd.	54,912	542,024
*	Max Healthcare Institute Ltd.	411,811	2,966,107
	Motherson Sumi Wiring India Ltd.	1,855,705	1,350,063
	Mphasis Ltd.	110,209	3,070,364
	MRF Ltd.	2,139	2,670,450
	Muthoot Finance Ltd.	242,710	4,010,657
	Nestle India Ltd.	20,232	5,521,141
	NHPC Ltd.	1,327,907	830,891
	NMDC Ltd.	1,251,805	1,786,924
* ††	NMDC Steel Ltd.	1,251,805	733,771
	NTPC Ltd.	1,541,570	4,083,756
	Oberoi Realty Ltd.	101,713	1,384,372
	Oil & Natural Gas Corp. Ltd.	877,424	1,891,729
	One 97 Communications Ltd.	89,694	874,431
	Oracle Financial Services Software Ltd.	32,810	1,552,697
	Page Industries Ltd.	7,482	3,457,756
	Persistent Systems Ltd.	53,578	3,096,102
	Petronet LNG Ltd.	1,564,099	4,438,367
	PI Industries Ltd.	68,216	3,001,731
	Pidilite Industries Ltd.	83,120	2,649,834
*	Piramal Pharma Ltd.	470,376	596,667
	Polycab India Ltd.	38,709	2,274,397
	Power Finance Corp. Ltd.	2,196,312	6,979,601
	Power Grid Corp. of India Ltd.	1,428,971	4,626,638
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,954,386
	Punjab National Bank	1,966,565	1,480,145
	REC Ltd.	1,738,489	4,293,948
	Reliance Industries Ltd.	1,374,995	42,629,498
	Samvardhana Motherson International Ltd.	2,673,734	3,198,468
	SBI Cards & Payment Services Ltd.	133,763	1,393,538
Ω	SBI Life Insurance Co. Ltd.	140,554	2,190,983
	Schaeffler India Ltd.	24,397	928,187
	Shree Cement Ltd.	5,296	1,554,888
	Shriram Finance Ltd.	254,074	5,850,774
	Siemens Ltd.	25,712	1,244,740
	Solar Industries India Ltd.	16,323	753,121
	SRF Ltd.	163,573	4,319,069
	State Bank of India	933,814	7,040,193
	State Bank of India, GDR	3,115	234,248
	Steel Authority of India Ltd.	1,548,994	1,783,173
	Sun Pharmaceutical Industries Ltd.	438,723	6,099,871
	Sundaram Finance Holdings Ltd.	40,687	61,984
	Sundaram Finance Ltd.	964	31,056
	Supreme Industries Ltd.	33,962	1,464,577
Ω	Syngene International Ltd.	11,730	113,750
	Tata Chemicals Ltd.	90,622	1,169,790
	Tata Communications Ltd.	108,655	2,376,420
	Tata Consultancy Services Ltd.	551,248	22,921,127
	Tata Consumer Products Ltd.	369,237	3,858,445
	Tata Elxsi Ltd.	32,921	2,868,501

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Tata Motors Ltd.	1,805,405	$14,166,002
	Tata Power Co. Ltd.	934,751	2,690,084
	Tata Steel Ltd.	11,675,250	17,473,494
	Tech Mahindra Ltd.	616,022	8,393,820
	Thermax Ltd.	1,412	44,440
	Titan Co. Ltd.	181,344	6,651,013
	Torrent Pharmaceuticals Ltd.	137,581	3,366,332
	Trent Ltd.	134,791	2,887,937
	Tube Investments of India Ltd.	77,295	2,912,054
	TVS Motor Co. Ltd.	226,896	3,804,048
	UltraTech Cement Ltd.	56,447	5,705,441
	Union Bank of India Ltd.	739,695	803,845
	United Breweries Ltd.	45,973	860,528
*	United Spirits Ltd.	259,011	3,196,847
	UNO Minda Ltd.	104,059	747,258
	UPL Ltd.	1,035,734	7,847,525
	Varun Beverages Ltd.	361,509	3,538,045
	Vedanta Ltd.	1,321,724	4,451,116
*	Vodafone Idea Ltd.	2,182,314	220,441
	Voltas Ltd.	106,939	1,013,415
	Wipro Ltd.	1,123,049	5,539,022
*	Zomato Ltd.	3,519,490	3,605,091
	Zydus Lifesciences Ltd.	310,331	2,380,016
TOTAL INDIA			782,444,712
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk PT	27,377,300	4,379,564
*	Allo Bank Indonesia Tbk PT	89,700	10,772
	Aneka Tambang Tbk PT	8,145,300	1,073,635
	Astra International Tbk PT	18,030,010	8,193,636
	Bank Central Asia Tbk PT	26,891,700	16,286,456
*	Bank Jago Tbk PT	1,709,100	330,202
	Bank Mandiri Persero Tbk PT	20,972,668	7,972,661
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,474,948
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	11,767,057
	Bank Syariah Indonesia Tbk PT	10,312,623	1,131,959
	Barito Pacific Tbk PT	14,794,756	760,234
	Bukit Asam Tbk PT	6,632,200	1,219,551
*	Bumi Resources Tbk PT	83,621,200	709,398
*	Capital Financial Indonesia Tbk PT	5,193,000	229,069
	Charoen Pokphand Indonesia Tbk PT	5,178,400	1,776,386
	Elang Mahkota Teknologi Tbk PT	14,059,200	606,567
*	GoTo Gojek Tokopedia Tbk PT	10,149,900	76,192
	Gudang Garam Tbk PT	458,300	848,334
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	2,074,559
	Indo Tambangraya Megah Tbk PT	724,000	1,306,681
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,058,450
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	886,709
	Indofood Sukses Makmur Tbk PT	5,902,700	2,867,624
	Indosat Tbk PT	1,204,300	734,627
	Kalbe Farma Tbk PT	10,759,600	1,366,598
	Mayora Indah Tbk PT	3,692,025	592,275
*	Merdeka Copper Gold Tbk PT	5,723,395	1,333,614
	Mitra Keluarga Karyasehat Tbk PT	5,014,200	968,331
*	MNC Digital Entertainment Tbk PT	387,300	97,074
	Perusahaan Gas Negara Tbk PT	2,712,100	245,548
	Sarana Menara Nusantara Tbk PT	23,363,900	1,572,418
	Semen Indonesia Persero Tbk PT	4,306,129	1,992,570
	Sinar Mas Agro Resources & Technology Tbk PT	989,800	308,557

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sumber Alfaria Trijaya Tbk PT	10,728,700	$1,921,061
	Telkom Indonesia Persero Tbk PT	22,978,700	5,661,394
	Tower Bersama Infrastructure Tbk PT	5,424,400	694,288
	Transcoal Pacific Tbk PT	1,072,800	473,244
	Unilever Indonesia Tbk PT	4,594,500	1,172,813
	United Tractors Tbk PT	3,132,496	5,722,685
	Vale Indonesia Tbk PT	2,721,600	1,241,970
	XL Axiata Tbk PT	7,148,039	1,076,146
TOTAL INDONESIA			96,215,857
KUWAIT — (0.4%)
*	Agility Public Warehousing Co. KSC	601,474	1,233,492
	Al Ahli Bank of Kuwait KSCP	47,078	36,780
	Boubyan Bank KSCP	515,688	1,040,777
	Burgan Bank SAK	256,539	173,698
	Gulf Bank KSCP	739,488	635,497
	Kuwait Finance House KSCP	2,989,291	7,677,574
	Kuwait Telecommunications Co.	200,964	382,695
	Mabanee Co. KPSC	274,783	789,822
	Mobile Telecommunications Co. KSCP	631,260	1,070,594
	National Bank of Kuwait SAKP	1,526,831	4,781,287
	Warba Bank KSCP	553,754	380,345
TOTAL KUWAIT			18,202,561
MALAYSIA — (1.5%)
	Alliance Bank Malaysia Bhd	754,000	590,360
	AMMB Holdings Bhd	2,141,259	1,833,599
	Axiata Group Bhd	2,860,132	1,693,917
	Batu Kawan Bhd	122,300	576,622
	BIMB Holdings Bhd	324,055	158,180
	Bursa Malaysia Bhd	349,100	519,579
#	Carlsberg Brewery Malaysia Bhd, Class B	149,300	695,434
	CELCOMDIGI Bhd	1,985,320	1,946,230
	CIMB Group Holdings Bhd	3,067,470	3,778,663
#	D&O Green Technologies Bhd	534,500	466,333
	Dialog Group Bhd	2,206,018	1,126,086
	FGV Holdings Bhd	168,700	53,522
#	Fraser & Neave Holdings Bhd	137,200	760,745
	Gamuda Bhd	2,104,704	2,006,930
	Genting Bhd	1,808,100	1,728,739
#	Genting Malaysia Bhd	2,150,900	1,240,690
	Genting Plantations Bhd	278,300	377,119
*	Greatech Technology Bhd	187,500	191,374
	HAP Seng Consolidated Bhd	696,400	525,318
	Hartalega Holdings Bhd	1,492,400	728,731
	Heineken Malaysia Bhd	143,700	832,995
	Hong Leong Bank Bhd	259,166	1,125,972
#	Hong Leong Financial Group Bhd	248,583	1,009,341
#	IHH Healthcare Bhd	712,300	940,763
	IJM Corp. Bhd	2,122,200	720,225
#	Inari Amertron Bhd	2,740,900	1,836,221
#	IOI Corp. Bhd	1,534,905	1,420,080
#	IOI Properties Group Bhd	1,450,429	440,903
	Kuala Lumpur Kepong Bhd	392,146	2,028,275
	Malayan Banking Bhd	2,464,719	4,931,206
#	Malaysia Airports Holdings Bhd	578,650	885,507
	Malaysian Pacific Industries Bhd	84,200	547,295
	Maxis Bhd	1,355,100	1,214,311

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	MISC Bhd	629,598	$1,003,806
# Ω	MR DIY Group M Bhd	1,278,350	416,827
	My EG Services Bhd	5,422,438	920,741
	Nestle Malaysia Bhd	43,200	1,283,343
#	Petronas Chemicals Group Bhd	1,493,500	2,303,886
	Petronas Dagangan Bhd	172,900	880,619
	Petronas Gas Bhd	360,800	1,366,952
# *	PMB Technology Bhd	8,800	7,709
	PPB Group Bhd	495,880	1,835,762
	Press Metal Aluminium Holdings Bhd	1,958,700	2,190,245
	Public Bank Bhd	8,022,870	7,421,222
	QL Resources Bhd	765,685	930,957
	RHB Bank Bhd	1,699,417	2,145,475
	Scientex Bhd	251,200	198,419
	Sime Darby Bhd	3,650,961	1,766,860
	Sime Darby Plantation Bhd	1,349,221	1,363,873
	Sunway Bhd	1,877,782	745,517
	Telekom Malaysia Bhd	517,329	584,107
	Tenaga Nasional Bhd	985,950	2,099,554
#	TIME dotCom Bhd	1,203,100	1,432,570
# *	Top Glove Corp. Bhd	5,149,500	1,051,221
	United Plantations Bhd	145,900	516,882
#	ViTrox Corp. Bhd	269,200	468,906
#	Westports Holdings Bhd	671,200	521,375
#	Yinson Holdings Bhd	1,595,740	902,478
	YTL Corp. Bhd	5,151,212	1,336,562
#	YTL Power International Bhd	1,468,000	442,980
TOTAL MALAYSIA			75,070,113
MEXICO — (2.6%)
	Alfa SAB de CV, Class A	3,493,876	2,151,201
	America Movil SAB de CV, Class B	17,698,666	18,560,082
	Arca Continental SAB de CV	331,963	3,330,732
	Becle SAB de CV	425,807	1,113,277
*	Cemex SAB de CV	11,931,285	9,091,860
*	Cemex SAB de CV, Sponsored ADR	66,225	504,634
	Coca-Cola Femsa SAB de CV	373,782	3,149,412
*	Controladora AXTEL SAB DE CV	3,493,876	40,270
	El Puerto de Liverpool SAB de CV, Class C1	180,422	1,128,863
	Fomento Economico Mexicano SAB de CV	776,839	8,801,546
	Gruma SAB de CV, Class B	234,506	4,188,757
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	11,342	2,159,063
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	4,563,334
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,694	4,724,235
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	84,831
	Grupo Bimbo SAB de CV, Class A	745,854	3,876,481
	Grupo Carso SAB de CV	483,688	3,847,262
	Grupo Comercial Chedraui SA de CV	145,137	850,193
	Grupo Elektra SAB de CV	35,475	2,671,249
	Grupo Financiero Banorte SAB de CV, Class O	1,564,246	14,832,546
*	Grupo Financiero Inbursa SAB de CV, Class O	1,954,340	4,759,509
	Grupo Mexico SAB de CV, Class B	2,030,191	10,561,358
# *	Industrias Penoles SAB de CV	170,081	2,435,475
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	4,138,609
	Orbia Advance Corp. SAB de CV	2,067,520	4,695,598
*	Organizacion Soriana SAB de CV, Class B	331,645	545,249
# *	Sitios Latinoamerica SAB de CV	873,129	397,849

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Wal-Mart de Mexico SAB de CV	2,505,757	$10,437,537
TOTAL MEXICO			127,641,012
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,327
#	Cia de Minas Buenaventura SAA, ADR	53,274	411,275
	Credicorp Ltd.	33,391	5,244,057
TOTAL PERU			5,744,659
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	769,552
	Aboitiz Power Corp.	1,056,600	693,928
*	ACEN Corp.	4,707,906	447,527
	Alliance Global Group, Inc.	130,000	29,449
	Ayala Corp.	121,562	1,362,508
	Ayala Land, Inc.	3,292,718	1,644,235
	Bank of the Philippine Islands	1,531,782	3,193,996
	BDO Unibank, Inc.	1,864,754	4,931,436
*	Bloomberry Resorts Corp.	275,100	59,404
	DMCI Holdings, Inc.	2,401,800	420,118
	Emperador, Inc.	1,154,200	440,014
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	33,137	1,158,825
	International Container Terminal Services, Inc.	610,640	2,413,251
	JG Summit Holdings, Inc.	2,414,319	1,894,334
	Jollibee Foods Corp.	312,960	1,453,614
	Manila Electric Co.	109,980	713,345
	Metropolitan Bank & Trust Co.	2,892,998	3,162,485
Ω	Monde Nissin Corp.	1,131,100	168,493
	PLDT, Inc.	74,010	1,766,093
	San Miguel Corp.	1,213,110	2,404,591
	San Miguel Food & Beverage, Inc.	85,800	79,703
	Semirara Mining & Power Corp.	481,300	252,899
	SM Investments Corp.	102,383	1,701,174
	SM Prime Holdings, Inc.	4,214,410	2,564,257
	Union Bank of the Philippines	105,937	146,624
	Universal Robina Corp.	573,030	1,281,477
	Wilcon Depot, Inc.	268,300	111,659
TOTAL PHILIPPINES			35,264,991
POLAND — (1.0%)
* Ω	Allegro.eu SA	152,856	1,347,656
	Asseco Poland SA	50,734	1,010,747
#	Bank Handlowy w Warszawie SA	27,163	609,866
*	Bank Millennium SA	323,762	529,353
	Bank Polska Kasa Opieki SA	137,614	4,063,449
	Budimex SA	12,588	1,293,828
	CD Projekt SA	59,476	2,426,558
	Cyfrowy Polsat SA	309,470	1,247,046
* Ω	Dino Polska SA	30,321	3,376,547
*	ING Bank Slaski SA	23,288	1,159,639
	Inter Cars SA	3,134	500,802
*	Jastrzebska Spolka Weglowa SA	23,855	243,712
	KGHM Polska Miedz SA	117,906	3,646,425
*	KRUK SA	19,007	2,074,985
	LPP SA	671	2,308,201
*	mBank SA	16,196	1,933,309
	Orange Polska SA	653,211	1,202,407

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	ORLEN SA	537,177	$9,574,403
*	Pepco Group NV	112,921	973,067
*	PGE Polska Grupa Energetyczna SA	890,575	1,894,228
	Powszechna Kasa Oszczednosci Bank Polski SA	406,815	4,127,554
	Powszechny Zaklad Ubezpieczen SA	330,648	3,343,826
*	Santander Bank Polska SA	18,359	1,821,369
TOTAL POLAND			50,708,977
QATAR — (0.9%)
	Barwa Real Estate Co.	242,593	187,248
	Commercial Bank PSQC	1,754,061	3,013,015
	Industries Qatar QSC	611,733	2,240,386
	Masraf Al Rayan QSC	4,324,947	2,982,676
	Mesaieed Petrochemical Holding Co.	3,448,812	1,849,325
	Ooredoo QPSC	1,353,316	4,250,317
	Qatar Electricity & Water Co. QSC	382,308	1,904,678
	Qatar Fuel QSC	385,631	1,779,924
	Qatar Gas Transport Co. Ltd.	3,518,866	4,074,621
	Qatar International Islamic Bank QSC	787,316	2,244,897
	Qatar Islamic Bank SAQ	768,227	4,464,187
	Qatar National Bank QPSC	2,865,868	13,369,817
	Qatar Navigation QSC	79,171	228,344
TOTAL QATAR			42,589,435
RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0
SAUDI ARABIA — (3.8%)
	Abdullah Al Othaim Markets Co.	358,570	1,412,336
	ACWA Power Co.	23,420	1,151,221
	Advanced Petrochemical Co.	82,934	1,006,753
	Al Rajhi Bank	1,034,714	20,567,580
	Alinma Bank	765,866	7,551,101
	Almarai Co. JSC	155,123	2,848,663
	Arab National Bank	628,327	4,461,076
	Arabian Centres Co. Ltd.	41,012	250,204
	Arabian Internet & Communications Services Co.	22,309	2,168,690
	Bank AlBilad	456,377	5,319,839
	Bank Al-Jazira	473,561	2,319,443
	Banque Saudi Fransi	491,263	5,576,900
	Bupa Arabia for Cooperative Insurance Co.	63,454	2,918,534
	Co. for Cooperative Insurance	25,087	954,829

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	616,669	$2,782,701
	Dr Sulaiman Al Habib Medical Services Group Co.	42,523	3,275,839
	Etihad Etisalat Co.	825,705	10,310,346
	Jarir Marketing Co.	724,740	2,994,764
*	Mobile Telecommunications Co. Saudi Arabia	664,405	2,376,822
	Mouwasat Medical Services Co.	52,804	3,530,745
	Nahdi Medical Co.	3,611	167,328
*	Rabigh Refining & Petrochemical Co.	487,229	1,351,415
	Riyad Bank	1,027,352	8,709,440
	SABIC Agri-Nutrients Co.	154,916	5,954,097
	Sahara International Petrochemical Co.	631,355	6,370,880
*	Saudi Arabian Mining Co.	768,429	9,098,457
Ω	Saudi Arabian Oil Co.	1,399,216	12,091,720
	Saudi Awwal Bank	740,754	7,514,102
	Saudi Basic Industries Corp.	418,747	9,570,227
	Saudi Electricity Co.	366,509	2,192,559
	Saudi Industrial Investment Group	411,617	2,742,371
	Saudi Investment Bank	428,901	2,046,238
*	Saudi Kayan Petrochemical Co.	1,044,735	3,413,273
	Saudi National Bank	1,229,061	12,629,598
*	Saudi Research & Media Group	42,250	2,108,712
	Saudi Tadawul Group Holding Co.	21,021	1,128,246
	Saudi Telecom Co.	1,160,090	13,117,896
	Savola Group	273,569	3,083,617
	Yanbu National Petrochemical Co.	267,708	3,270,814
TOTAL SAUDI ARABIA			190,339,376
SOUTH AFRICA — (3.4%)
	Absa Group Ltd.	913,358	9,680,167
	African Rainbow Minerals Ltd.	156,029	1,761,124
#	Anglo American Platinum Ltd.	30,706	1,534,659
	AngloGold Ashanti Ltd., Sponsored ADR	236,495	5,250,189
	Aspen Pharmacare Holdings Ltd.	422,830	4,537,478
	Bid Corp. Ltd.	229,014	5,420,471
	Bidvest Group Ltd.	396,530	6,146,983
	Capitec Bank Holdings Ltd.	41,839	4,196,959
	Clicks Group Ltd.	295,205	4,629,645
*	Discovery Ltd.	488,952	4,327,744
	Exxaro Resources Ltd.	326,361	2,959,865
	FirstRand Ltd.	3,555,274	14,462,398
	Gold Fields Ltd., Sponsored ADR	717,812	11,104,552
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	159,542	684,435
	Impala Platinum Holdings Ltd.	925,071	6,681,852
	Investec Ltd.	322,023	2,011,349
	Kumba Iron Ore Ltd.	49,949	1,370,155
	Mr Price Group Ltd.	110,396	971,961
	MTN Group Ltd.	1,292,967	10,131,308
	MultiChoice Group	444,159	2,195,957
	Naspers Ltd., Class N	56,057	11,014,459
	Nedbank Group Ltd.	563,709	7,407,210
	NEPI Rockcastle NV	450,703	2,710,523
	Ninety One Ltd.	225,714	491,865
*	Northam Platinum Holdings Ltd.	303,245	2,565,336
	Old Mutual Ltd.	5,940,860	4,327,335
	OUTsurance Group Ltd.	148,919	321,441
Ω	Pepkor Holdings Ltd.	2,348,144	2,284,808
	Sanlam Ltd.	1,479,776	5,456,473
	Sasol Ltd.	49,319	688,597
#	Sasol Ltd., Sponsored ADR	456,819	6,427,443

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings Ltd.	295,830	$4,273,127
	Sibanye Stillwater Ltd.	3,103,236	5,897,422
#	Sibanye Stillwater Ltd., ADR	296,437	2,291,458
	Standard Bank Group Ltd.	757,414	8,082,169
	Vodacom Group Ltd.	363,401	2,399,545
	Woolworths Holdings Ltd.	1,130,428	5,048,495
TOTAL SOUTH AFRICA			171,746,957
SOUTH KOREA — (12.9%)
# *	Alteogen, Inc.	18,171	636,153
	Amorepacific Corp.	22,354	1,974,453
#	Amorepacific Group	32,258	692,301
	BGF retail Co. Ltd.	9,471	1,242,657
	BNK Financial Group, Inc.	332,888	1,765,496
	Caregen Co. Ltd.	2,881	494,063
	Celltrion Healthcare Co. Ltd.	28,780	1,486,823
# *	Celltrion Pharm, Inc.	11,254	783,597
	Celltrion, Inc.	54,473	6,266,970
	Cheil Worldwide, Inc.	71,063	1,011,350
#	Chunbo Co. Ltd.	2,789	416,966
#	CJ CheilJedang Corp.	16,750	3,676,961
#	CJ Corp.	29,487	1,499,048
*	CJ ENM Co. Ltd.	5,676	286,416
	CJ Logistics Corp.	14,631	826,589
#	Classys, Inc.	17,370	417,391
*	CosmoAM&T Co. Ltd.	14,102	2,010,820
# *	Cosmochemical Co. Ltd.	11,176	487,203
	Coway Co. Ltd.	70,066	2,251,655
	CS Wind Corp.	16,801	977,606
	Daeduck Electronics Co. Ltd.	28,426	808,655
	Daejoo Electronic Materials Co. Ltd.	3,936	311,114
*	Daewoo Engineering & Construction Co. Ltd.	60,017	212,901
#	DB HiTek Co. Ltd.	45,779	2,121,159
	DB Insurance Co. Ltd.	71,540	4,230,186
	Dentium Co. Ltd.	3,135	353,553
	DL E&C Co. Ltd.	57,621	1,383,494
	DL Holdings Co. Ltd.	373	11,482
#	Dongjin Semichem Co. Ltd.	30,624	1,018,359
*	Dongkuk CM Co. Ltd.	12,885	101,791
	Dongkuk Holdings Co. Ltd.	6,863	80,806
*	Dongkuk Steel Mill Co. Ltd.	21,378	216,692
#	Dongsuh Cos., Inc.	23,600	335,041
	Dongwon Industries Co. Ltd.	8,705	269,679
	Dongwon Systems Corp.	1,506	49,756
*	Doosan Bobcat, Inc.	91,413	4,193,251
*	Doosan Enerbility Co. Ltd.	205,076	2,814,871
# *	Doosan Fuel Cell Co. Ltd.	25,272	539,369
#	Ecopro BM Co. Ltd.	23,110	7,601,550
#	Ecopro Co. Ltd.	10,539	9,982,769
#	E-MART, Inc.	20,339	1,207,269
	F&F Co. Ltd.	17,453	1,416,981
#	Fila Holdings Corp.	50,748	1,578,558
#	Foosung Co. Ltd.	32,479	345,239
	Green Cross Corp.	3,210	279,941
	GS Engineering & Construction Corp.	4,081	46,818
	GS Holdings Corp.	91,789	2,712,311
	GS Retail Co. Ltd.	84,736	1,411,670
	Hana Financial Group, Inc.	322,527	9,938,831
#	Hanjin Kal Corp.	14,952	496,331

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	82,943	$2,515,767
	Hanmi Pharm Co. Ltd.	6,176	1,291,331
	Hanmi Science Co. Ltd.	7,766	194,000
	Hanmi Semiconductor Co. Ltd.	29,634	1,127,683
	Hanon Systems	189,149	1,265,184
	Hansol Chemical Co. Ltd.	9,131	1,403,444
	Hanwha Aerospace Co. Ltd.	19,950	1,913,998
	Hanwha Corp.	55,801	1,350,651
*	Hanwha Galleria Corp.	60,094	62,108
# *	Hanwha Life Insurance Co. Ltd.	349,192	647,723
# *	Hanwha Ocean Co. Ltd.	22,123	812,487
*	Hanwha Solutions Corp.	53,285	1,581,457
	Hanwha Systems Co. Ltd.	18,409	219,595
	HD Hyundai Co. Ltd.	55,777	2,693,535
	HD Hyundai Electric Co. Ltd.	19,156	1,116,538
	HD Hyundai Infracore Co. Ltd.	160,823	1,555,478
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	3,726,884
#	Hite Jinro Co. Ltd.	24,304	386,910
	HL Mando Co. Ltd.	57,175	2,070,640
# *	HLB, Inc.	72,164	1,860,948
#	HMM Co. Ltd.	398,652	5,471,896
#	Hotel Shilla Co. Ltd.	31,789	1,877,957
*	HYBE Co. Ltd.	4,789	986,234
#	Hyosung Advanced Materials Corp., Class C	2,410	897,685
	Hyosung Corp.	5,270	249,062
	Hyosung TNC Corp.	2,612	695,036
	Hyundai Autoever Corp.	4,121	494,775
#	Hyundai Department Store Co. Ltd.	4,142	180,024
#	Hyundai Elevator Co. Ltd.	15,545	509,502
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,489,029
	Hyundai Glovis Co. Ltd.	24,936	3,409,701
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,082,136
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,158,810
	Hyundai Mobis Co. Ltd.	42,734	7,808,199
	Hyundai Motor Co.	66,759	10,264,423
*	Hyundai Rotem Co. Ltd.	47,080	1,157,962
	Hyundai Steel Co.	122,085	3,460,996
	Hyundai Wia Corp.	14,329	709,924
	Industrial Bank of Korea	288,314	2,350,505
	IsuPetasys Co. Ltd.	40,081	1,209,813
	JB Financial Group Co. Ltd.	85,283	572,224
	JYP Entertainment Corp.	27,914	2,988,552
	Kakao Corp.	86,689	3,489,833
*	Kakao Games Corp.	22,186	549,032
	KakaoBank Corp.	39,992	815,789
	Kangwon Land, Inc.	80,387	983,903
*	KB Financial Group, Inc.	261,950	10,491,451
	KB Financial Group, Inc., ADR	13,649	548,280
	KCC Corp.	4,724	786,141
	KEPCO Engineering & Construction Co., Inc.	6,591	391,039
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	348,456
	Kia Corp.	203,321	13,195,392
	KIWOOM Securities Co. Ltd.	24,961	1,903,173
	Kolon Industries, Inc.	4,690	190,280
	Korea Aerospace Industries Ltd.	40,480	1,562,873
*	Korea Electric Power Corp.	93,653	1,411,137
*	Korea Gas Corp.	24,489	476,584
	Korea Investment Holdings Co. Ltd.	51,532	1,974,654
	Korea Zinc Co. Ltd.	5,317	2,059,713

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Air Lines Co. Ltd.	231,801	$4,474,272
*	Krafton, Inc.	10,927	1,472,941
#	KT Corp., Sponsored ADR	82,100	963,033
	KT&G Corp.	54,538	3,529,038
# *	Kum Yang Co. Ltd.	14,033	1,756,145
	Kumho Petrochemical Co. Ltd.	31,045	2,923,468
	L&F Co. Ltd.	12,515	2,529,353
#	LEENO Industrial, Inc.	10,832	1,432,898
	LG Chem Ltd.	19,251	9,793,093
	LG Corp.	73,098	4,785,309
# *	LG Display Co. Ltd., ADR	308,074	1,635,873
*	LG Display Co. Ltd.	136,291	1,441,026
	LG Electronics, Inc.	157,679	13,421,851
	LG H&H Co. Ltd.	4,309	1,445,767
	LG Innotek Co. Ltd.	10,746	2,228,234
	LG Uplus Corp.	431,096	3,383,651
	LIG Nex1 Co. Ltd.	10,665	641,727
	Lotte Chemical Corp.	18,445	2,179,472
	Lotte Chilsung Beverage Co. Ltd.	3,039	291,764
#	Lotte Corp.	34,062	680,041
#	Lotte Energy Materials Corp.	13,179	566,985
	LOTTE Fine Chemical Co. Ltd.	22,558	1,146,820
	Lotte Shopping Co. Ltd.	12,790	702,385
#	LS Corp.	19,269	1,827,358
#	LS Electric Co. Ltd.	18,630	1,544,140
#	LX International Corp.	39,692	1,197,335
	LX Semicon Co. Ltd.	11,384	914,303
	Macquarie Korea Infrastructure Fund	291,535	2,774,337
#	Medy-Tox, Inc.	2,010	342,624
	Meritz Financial Group, Inc.	104,754	4,044,593
	Mirae Asset Securities Co. Ltd.	333,586	1,813,440
	NAVER Corp.	38,269	6,818,286
	NCSoft Corp.	9,301	2,017,816
# * Ω	Netmarble Corp.	21,359	824,789
	NH Investment & Securities Co. Ltd., Class C	177,468	1,378,203
	NongShim Co. Ltd.	2,906	904,170
# *	OCI Co. Ltd.	8,614	920,431
#	OCI Holdings Co. Ltd.	21,215	1,820,772
	Orion Corp.	24,577	2,187,515
	Ottogi Corp.	466	130,244
	Pan Ocean Co. Ltd.	528,083	1,980,193
*	Paradise Co. Ltd.	24,370	274,614
*	Pearl Abyss Corp.	18,229	801,324
#	Posco DX Co. Ltd.	32,279	879,560
	POSCO Future M Co. Ltd.	8,327	3,444,975
	POSCO Holdings, Inc.	34,964	17,617,703
#	Posco International Corp.	65,754	4,652,949
# *	Rainbow Robotics	3,386	303,096
	S-1 Corp.	21,407	859,121
*	Sam Chun Dang Pharm Co. Ltd.	5,104	255,380
* Ω	Samsung Biologics Co. Ltd.	5,484	3,292,966
	Samsung C&T Corp.	59,978	4,859,473
	Samsung Card Co. Ltd.	26,138	584,143
	Samsung Electro-Mechanics Co. Ltd.	42,392	4,836,031
	Samsung Electronics Co. Ltd.	3,140,501	171,950,683
*	Samsung Engineering Co. Ltd.	138,867	4,028,118
	Samsung Fire & Marine Insurance Co. Ltd.	46,477	8,883,919
*	Samsung Heavy Industries Co. Ltd.	214,336	1,519,134
	Samsung Life Insurance Co. Ltd.	63,894	3,495,527

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	19,354	$10,102,876
	Samsung SDS Co. Ltd.	29,524	2,972,281
	Samsung Securities Co. Ltd.	74,696	2,103,496
	Seegene, Inc.	1,519	27,769
#	SFA Engineering Corp.	10,979	317,096
	Shinhan Financial Group Co. Ltd.	375,935	10,346,980
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,293,501
	Shinsegae, Inc.	10,056	1,507,420
*	SK Biopharmaceuticals Co. Ltd.	12,911	824,446
# *	SK Bioscience Co. Ltd.	11,921	686,466
*	SK Chemicals Co. Ltd.	1,976	98,367
	SK Hynix, Inc.	390,989	37,865,317
* Ω	SK IE Technology Co., Ltd.	6,824	575,014
*	SK Innovation Co. Ltd.	68,103	11,551,654
#	SK Networks Co. Ltd.	242,361	1,139,297
	SK Telecom Co. Ltd.	55,517	2,007,548
	SK, Inc.	40,728	4,881,786
#	SKC Co. Ltd.	12,904	1,004,535
#	SL Corp.	24,615	725,756
	SM Entertainment Co. Ltd.	9,331	957,525
	S-Oil Corp.	68,687	4,037,707
	Solus Advanced Materials Co. Ltd.	5,507	154,967
	Soulbrain Co. Ltd.	4,534	970,061
#	Ssangyong C&E Co. Ltd.	149,934	622,188
	ST Pharm Co. Ltd.	3,410	202,131
*	Studio Dragon Corp.	1,749	69,359
# *	Taihan Electric Wire Co. Ltd.	19,467	198,834
	Wemade Co. Ltd.	6,379	183,169
#	WONIK IPS Co. Ltd.	21,433	635,026
#	Woori Financial Group, Inc.	827,305	7,560,881
	Youngone Corp.	39,203	1,776,343
	Yuhan Corp.	30,188	1,727,234
TOTAL SOUTH KOREA			643,804,922
TAIWAN — (16.7%)
#	Accton Technology Corp.	342,000	4,172,522
	Acer, Inc.	3,398,811	3,795,585
	Advanced Energy Solution Holding Co. Ltd.	34,000	751,044
	Advantech Co. Ltd.	175,089	2,186,465
#	Airtac International Group	59,602	1,772,732
#	Alchip Technologies Ltd.	52,000	3,309,845
#	Alexander Marine Co. Ltd.	18,000	326,831
	AP Memory Technology Corp.	5,000	60,931
#	ASE Technology Holding Co. Ltd., ADR	27,294	219,173
	ASE Technology Holding Co. Ltd.	3,644,782	13,340,193
	Asia Cement Corp.	2,725,758	3,496,972
	Asia Vital Components Co. Ltd.	274,000	2,815,786
	ASMedia Technology, Inc.	24,000	753,047
	ASPEED Technology, Inc.	30,300	2,241,990
	Asustek Computer, Inc.	627,180	7,284,253
	AUO Corp.	7,868,498	5,190,709
	Bizlink Holding, Inc.	57,551	554,862
	Bora Pharmaceuticals Co. Ltd.	41,000	1,178,056
	Catcher Technology Co. Ltd.	760,429	4,204,962
	Cathay Financial Holding Co. Ltd.	4,347,393	6,336,647
	Chailease Holding Co. Ltd.	1,317,016	8,720,478
	Chang Hwa Commercial Bank Ltd.	4,846,777	2,909,947
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,031,190
	Chicony Electronics Co. Ltd.	810,497	2,699,980

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Airlines Ltd.	4,097,536	$3,258,447
*	China Development Financial Holding Corp.	13,997,045	5,596,378
	China Motor Corp.	139,000	391,499
	China Steel Corp.	10,174,932	9,052,335
	Chipbond Technology Corp.	939,000	2,075,820
	Chroma ATE, Inc.	357,000	3,144,653
	Chung Hsin Electric & Machinery Manufacturing Corp.	315,000	1,174,914
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,079,609
	Chunghwa Telecom Co. Ltd.	683,000	2,519,557
	Compal Electronics, Inc.	5,016,541	4,870,196
	Compeq Manufacturing Co. Ltd.	859,000	1,246,990
	CTBC Financial Holding Co. Ltd.	12,550,175	10,499,073
	Delta Electronics, Inc.	763,486	8,912,710
	E Ink Holdings, Inc.	460,000	3,299,037
	E.Sun Financial Holding Co. Ltd.	10,308,774	8,490,676
	Eclat Textile Co. Ltd.	142,402	2,463,489
	Elite Material Co. Ltd.	292,000	3,864,139
	eMemory Technology, Inc.	64,000	3,792,535
	Eternal Materials Co. Ltd.	768,161	759,756
	Eva Airways Corp.	3,251,758	3,812,831
	Evergreen Marine Corp. Taiwan Ltd.	1,619,289	5,369,921
	Far Eastern International Bank	488,111	184,346
	Far Eastern New Century Corp.	3,433,085	3,246,935
	Far EasTone Telecommunications Co. Ltd.	1,581,000	3,569,683
#	Faraday Technology Corp.	132,000	1,374,928
	Farglory Land Development Co. Ltd.	48,000	87,740
	Feng TAY Enterprise Co. Ltd.	392,559	2,655,112
	First Financial Holding Co. Ltd.	8,143,665	7,533,593
	Formosa Chemicals & Fibre Corp.	3,067,518	6,385,779
	Formosa Petrochemical Corp.	487,000	1,242,928
	Formosa Plastics Corp.	1,714,153	4,538,547
	Formosa Sumco Technology Corp.	91,000	463,419
	Formosa Taffeta Co. Ltd.	699,000	573,109
	Foxconn Technology Co. Ltd.	1,025,627	1,821,953
	Fubon Financial Holding Co. Ltd.	3,783,631	7,897,251
#	Genius Electronic Optical Co. Ltd.	112,695	1,410,809
	Giant Manufacturing Co. Ltd.	408,810	3,032,561
#	Gigabyte Technology Co. Ltd.	243,000	2,435,832
	Global Unichip Corp.	63,000	3,295,187
#	Globalwafers Co. Ltd.	208,000	3,408,757
	Gold Circuit Electronics Ltd.	307,000	1,664,032
*	Great Wall Enterprise Co. Ltd.	293,000	558,509
	Highwealth Construction Corp.	1,107,971	1,492,813
	Hiwin Technologies Corp.	382,291	2,573,326
	Hon Hai Precision Industry Co. Ltd.	5,940,322	20,555,476
	Hotai Finance Co. Ltd.	220,400	996,420
	Hotai Motor Co. Ltd.	98,000	2,366,231
*	HTC Corp.	191,000	340,184
	Hua Nan Financial Holdings Co. Ltd., Class C	6,943,500	4,918,877
	Innolux Corp.	10,807,863	5,739,247
	International Games System Co. Ltd., Class C	146,000	2,850,748
#	Inventec Corp.	2,566,550	5,220,857
	Jentech Precision Industrial Co. Ltd.	50,000	847,643
	Jinan Acetate Chemical Co. Ltd.	10,000	299,708
	King Slide Works Co. Ltd.	24,000	695,366
	King Yuan Electronics Co. Ltd.	1,733,000	3,482,361
	King's Town Bank Co. Ltd.	329,000	377,038
	Kinsus Interconnect Technology Corp.	111,000	366,540
	Largan Precision Co. Ltd.	77,860	5,400,498

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lien Hwa Industrial Holdings Corp.	926,685	$1,887,296
	Lite-On Technology Corp.	2,091,410	10,056,116
#	Lotes Co. Ltd.	88,700	2,113,471
	Lotus Pharmaceutical Co. Ltd.	97,000	886,357
	Macronix International Co. Ltd.	2,734,074	2,720,997
	Makalot Industrial Co. Ltd.	235,000	2,334,700
	MediaTek, Inc.	759,995	16,723,622
#	Mega Financial Holding Co. Ltd.	5,381,028	6,900,143
#	Merida Industry Co. Ltd.	207,287	1,432,106
#	Micro-Star International Co. Ltd.	878,000	5,445,832
#	momo.com, Inc.	81,000	1,547,036
	Nan Ya Plastics Corp.	2,002,599	4,462,631
#	Nan Ya Printed Circuit Board Corp.	384,000	3,040,560
#	Nanya Technology Corp.	1,356,010	3,129,091
	Nien Made Enterprise Co. Ltd.	160,000	1,658,551
	Novatek Microelectronics Corp.	662,000	8,952,578
#	Nuvoton Technology Corp.	211,000	944,000
#	Oneness Biotech Co. Ltd.	160,422	992,560
#	Parade Technologies Ltd.	82,000	2,407,339
	Pegatron Corp.	1,911,345	4,654,330
# *	PharmaEssentia Corp.	115,869	1,264,094
	Phison Electronics Corp.	169,000	2,203,470
# *	Polaris Group	142,000	388,816
	Pou Chen Corp.	2,506,487	2,494,145
#	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,932,432
	Powertech Technology, Inc.	1,161,819	4,094,838
	Poya International Co. Ltd.	53,430	870,272
#	President Chain Store Corp.	347,831	3,090,174
	Qisda Corp.	1,617,000	2,568,046
	Quanta Computer, Inc.	1,481,000	11,267,239
#	Radiant Opto-Electronics Corp.	584,000	2,242,696
	Realtek Semiconductor Corp.	446,950	6,138,466
	Ruentex Development Co. Ltd.	1,701,224	1,930,411
	Ruentex Industries Ltd.	715,214	1,412,777
	Sanyang Motor Co. Ltd.	470,000	1,182,482
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,181,031
	Shihlin Electric & Engineering Corp.	119,000	561,956
*	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,208,338
	Silergy Corp.	354,000	3,744,392
	Simplo Technology Co. Ltd.	216,000	2,114,228
	Sinbon Electronics Co. Ltd.	178,000	1,908,935
	Sino-American Silicon Products, Inc.	758,000	4,144,723
	SinoPac Financial Holdings Co. Ltd.	9,656,630	5,734,509
	Standard Foods Corp.	426,418	538,952
	Synnex Technology International Corp.	1,370,343	2,582,730
#	TA Chen Stainless Pipe	2,423,787	3,049,903
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,652,991
	Taishin Financial Holding Co. Ltd.	10,808,066	6,287,702
	Taiwan Business Bank	7,669,274	3,521,105
	Taiwan Cement Corp.	5,147,701	6,116,545
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,584,823
	Taiwan FamilyMart Co. Ltd.	48,000	328,272
	Taiwan Fertilizer Co. Ltd.	723,000	1,477,843
*	Taiwan Glass Industry Corp.	1,200,375	825,508
	Taiwan High Speed Rail Corp.	1,260,000	1,210,101
	Taiwan Mobile Co. Ltd.	1,040,300	3,125,926
	Taiwan Secom Co. Ltd.	247,670	863,290
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	242,275,336
*	Tatung Co. Ltd.	1,748,000	2,758,199

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Teco Electric & Machinery Co. Ltd.	1,673,000	$2,868,385
#	Tripod Technology Corp.	623,870	3,358,191
	Tung Ho Steel Enterprise Corp.	321,040	571,623
#	Unimicron Technology Corp.	1,861,000	10,986,983
	Union Bank Of Taiwan	581,700	288,044
	Uni-President Enterprises Corp.	4,367,033	10,476,803
	United Microelectronics Corp.	7,349,000	11,043,334
#	Vanguard International Semiconductor Corp.	1,550,000	3,821,609
	Via Technologies, Inc.	60,000	255,382
#	VisEra Technologies Co. Ltd.	117,000	860,822
#	Voltronic Power Technology Corp.	75,224	4,197,539
#	Walsin Lihwa Corp.	2,595,818	3,313,634
	Walsin Technology Corp.	395,000	1,194,035
	Wan Hai Lines Ltd.	1,289,747	2,073,040
#	Win Semiconductors Corp.	373,034	1,947,984
	Winbond Electronics Corp.	4,548,407	4,263,347
* ††	Wintek Corp.	604,760	0
#	Wistron Corp.	3,197,699	14,433,554
	Wiwynn Corp.	53,000	3,009,823
	WPG Holdings Ltd.	1,859,039	2,987,957
#	WT Microelectronics Co. Ltd.	194,000	423,968
	Yageo Corp.	316,055	4,633,474
	Yang Ming Marine Transport Corp.	3,178,000	4,714,263
#	YFY, Inc.	1,334,000	1,565,904
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,829,785
	Yulon Finance Corp.	435,023	2,629,436
	Yulon Motor Co. Ltd.	668,496	1,748,407
#	Zhen Ding Technology Holding Ltd.	971,700	3,256,201
TOTAL TAIWAN			830,853,647
THAILAND — (2.3%)
	Advanced Info Service PCL	733,300	4,841,713
	AEON Thana Sinsap Thailand PCL	158,300	721,464
*	Airports of Thailand PCL	1,898,400	3,965,544
	AP Thailand PCL	3,278,700	1,168,612
	Asset World Corp. PCL	5,732,900	750,346
	B Grimm Power PCL	486,900	551,214
	Bangchak Corp. PCL	1,987,700	2,221,218
	Bangkok Bank PCL	529,400	2,652,510
	Bangkok Bank PCL, NVDR	126,700	634,819
#	Bangkok Chain Hospital PCL	1,417,200	736,987
	Bangkok Commercial Asset Management PCL	101,393	32,584
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,700,847
	Bangkok Expressway & Metro PCL	3,479,999	925,187
	Bangkok Life Assurance PCL, NVDR	618,200	437,072
	Banpu PCL	14,018,766	3,993,221
	Banpu Power PCL	635,500	269,211
	Berli Jucker PCL	1,097,400	1,122,127
*	Beyond Securities PCL	784,700	150,160
	BTS Group Holdings PCL	5,069,500	1,199,663
	Bumrungrad Hospital PCL	251,300	1,585,825
#	Carabao Group PCL, Class F	247,000	524,975
	Central Pattana PCL	882,500	1,753,205
*	Central Plaza Hotel PCL	262,600	362,498
	Central Retail Corp. PCL	1,073,050	1,293,162
#	CH Karnchang PCL	1,238,600	777,998
	Charoen Pokphand Foods PCL	3,321,423	1,969,832
#	Chularat Hospital PCL, Class F	3,925,000	332,542
#	Com7 PCL, Class F	1,057,300	864,899

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	CP ALL PCL	2,280,200	$4,230,149
	Delta Electronics Thailand PCL	1,374,700	4,538,322
#	Dohome PCL	881,450	248,504
	Electricity Generating PCL	167,500	653,289
	Energy Absolute PCL	1,077,000	1,950,816
	Esso Thailand PCL	1,807,500	499,021
	Global Power Synergy PCL, Class F	282,900	477,303
	Gulf Energy Development PCL	1,161,100	1,687,608
	Hana Microelectronics PCL	680,700	1,009,255
	Home Product Center PCL	3,733,413	1,548,829
	Indorama Ventures PCL	1,713,400	1,714,464
	Intouch Holdings PCL, Class F	356,100	801,072
	IRPC PCL	12,367,900	881,647
	JMT Network Services PCL	445,153	503,953
	Kasikornbank PCL	121,700	449,770
	Kasikornbank PCL, NVDR	5,500	20,246
#	KCE Electronics PCL	1,016,100	1,283,901
#	Kiatnakin Phatra Bank PCL	304,700	494,054
	Krung Thai Bank PCL	1,429,987	856,436
#	Krungthai Card PCL	660,700	907,217
	Land & Houses PCL	6,942,300	1,723,976
	Mega Lifesciences PCL	451,400	511,025
	Minor International PCL	2,438,883	2,351,332
	MK Restaurants Group PCL	299,100	404,145
	Muangthai Capital PCL	1,112,600	1,153,922
	Ngern Tid Lor PCL	1,843,287	1,179,359
	Osotspa PCL	1,167,500	997,681
	Plan B Media PCL, Class F	2,571,100	642,235
*	PSG Corp. PCL	7,016,500	186,540
	PTT Exploration & Production PCL	1,189,455	5,542,653
	PTT Global Chemical PCL	1,601,325	1,847,930
	PTT Oil & Retail Business PCL	1,262,800	789,509
	PTT PCL	6,973,400	7,130,526
	Ramkhamhaeng Hospital PCL, Class F	50,000	60,256
	Ratch Group PCL	763,800	808,903
	SCB X PCL	355,366	1,167,985
	SCG Packaging PCL	837,600	991,062
	SCGJWD Logistics PCL	310,400	151,442
	Siam Cement PCL	347,900	3,303,290
	Siam City Cement PCL	110,389	441,830
#	Siam Global House PCL	1,686,745	813,097
	SISB PCL	198,800	207,635
	Srisawad Capital 1969 PCL	75,500	9,308
	Srisawad Corp. PCL	824,672	1,138,392
#	Star Petroleum Refining PCL	2,954,000	755,140
	Supalai PCL	1,764,100	1,092,617
	Thai Oil PCL	1,979,917	2,964,489
	Thai Union Group PCL, Class F	3,176,440	1,262,085
	Thanachart Capital PCL	440,300	643,173
	Thonburi Healthcare Group PCL	463,300	906,872
	Tisco Financial Group PCL	239,500	703,203
	TMBThanachart Bank PCL	24,924,697	1,252,470
	TOA Paint Thailand PCL	590,800	470,344
	True Corp. PCL	11,977,542	2,536,966
	TTW PCL	1,054,700	268,076
	VGI PCL	3,956,670	337,537
	Vibhavadi Medical Center PCL	392,900	27,549
	WHA Corp. PCL	8,501,900	1,231,988
TOTAL THAILAND			112,301,833

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (0.8%)
	Akbank TAS	3,252,703	$3,375,425
	Aksa Akrilik Kimya Sanayii AS	123,506	397,258
	Aksa Enerji Uretim AS	237,721	349,018
	Alarko Holding AS	118,668	458,684
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	780,873
*	Arcelik AS	76,332	437,474
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	538,547
	BIM Birlesik Magazalar AS	255,274	2,049,905
	Borusan Yatirim ve Pazarlama AS	2,542	181,642
	Coca-Cola Icecek AS	71,761	838,839
	Dogan Sirketler Grubu Holding AS	1,113,296	549,297
	Dogus Otomotiv Servis ve Ticaret AS	72,471	665,879
Ω	Enerjisa Enerji AS	161,809	304,945
	Enka Insaat ve Sanayi AS	775,859	968,002
*	Eregli Demir ve Celik Fabrikalari TAS	656,963	1,016,267
	Ford Otomotiv Sanayi AS	45,341	1,598,039
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	364,116
# *	Gubre Fabrikalari TAS	48,915	565,361
*	Hektas Ticaret TAS	342,812	388,377
	Is Yatirim Menkul Degerler AS, Class A	393,442	323,987
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	217,775	172,060
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	104,478	82,855
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	706,014	663,480
	KOC Holding AS	472,649	2,369,252
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	434,982
	Koza Altin Isletmeleri AS	577,665	600,391
	Migros Ticaret AS	42,810	468,929
	Nuh Cimento Sanayi AS	1,758	10,985
*	Otokar Otomotiv Ve Savunma Sanayi AS	39,955	427,767
*	Oyak Cimento Fabrikalari AS	304,361	632,786
*	Pegasus Hava Tasimaciligi AS	54,758	1,711,844
*	Petkim Petrokimya Holding AS	1,033,711	689,752
*	Sasa Polyester Sanayi AS	422,302	951,498
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,386	43,302
*	Sok Marketler Ticaret AS	57,738	97,518
*	TAV Havalimanlari Holding AS	190,894	795,681
	Tofas Turk Otomobil Fabrikasi AS	84,552	947,771
*	Turk Hava Yollari AO	306,328	2,663,908
*	Turk Telekomunikasyon AS	256,382	202,719
	Turk Traktor ve Ziraat Makineleri AS	27,231	710,772
	Turkcell Iletisim Hizmetleri AS	1,212,554	2,326,189
#	Turkiye Garanti Bankasi AS	369,940	603,380
*	Turkiye Halk Bankasi AS	897,775	480,650
	Turkiye Is Bankasi AS, Class C	2,062,152	1,157,691
	Turkiye Petrol Rafinerileri AS	622,493	2,389,368
	Turkiye Sise ve Cam Fabrikalari AS	597,215	1,184,041
*	Turkiye Vakiflar Bankasi TAO, Class D	1,035,918	464,432
	Yapi ve Kredi Bankasi AS	3,276,605	1,731,804
	Ziraat Gayrimenkul Yatirim Ortakligi AS	92,510	17,165
TOTAL TURKEY			41,184,907
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	2,872,454	6,867,819
	Abu Dhabi Islamic Bank PJSC	1,825,947	5,588,808
	Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	2,762,866
	ADNOC Drilling Co. PJSC	946,540	1,015,107
	Aldar Properties PJSC	3,758,564	5,289,417
*	Alpha Dhabi Holding PJSC	343,700	1,868,081
	Dubai Electricity & Water Authority PJSC	1,014,622	740,298

The Emerging Markets Series
CONTINUED
	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Dubai Islamic Bank PJSC	4,723,235	$7,396,819
Emaar Properties PJSC	5,959,902	10,966,502
Emirates Integrated Telecommunications Co. PJSC	170,582	256,312
Emirates NBD Bank PJSC	1,834,594	8,488,879
Emirates Telecommunications Group Co. PJSC	1,840,642	11,224,095
Fertiglobe PLC	1,249,491	1,217,523
First Abu Dhabi Bank PJSC	2,151,830	8,575,948
* International Holding Co. PJSC	24,261	2,609,799
* Multiply Group PJSC	2,051,062	1,803,516
TOTAL UNITED ARAB EMIRATES		76,671,789
UNITED STATES — (0.0%)
Sempra	9,588	1,451,991
TOTAL COMMON STOCKS		4,891,845,145
PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Banco Bradesco SA, 6.050%	2,373,138	8,360,873
* Braskem SA Class A	202,239	1,086,306
Centrais Eletricas Brasileiras SA Class B, 3.424%	103,746	957,217
Cia Energetica de Minas Gerais, 8.914%	1,094,369	2,932,202
Cia Paranaense de Energia, 4.394%	1,292,740	2,285,447
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	122,300	649,163
Gerdau SA, 11.707%	685,876	4,242,532
Itau Unibanco Holding SA, 5.352%	2,238,947	13,560,337
Petroleo Brasileiro SA, 15.666%	2,952,047	19,421,239
Raizen SA, 5.623%	858,890	755,587
TOTAL BRAZIL		54,250,903
CHILE — (0.0%)
Embotelladora Andina SA Class B, 6.537%	337,694	927,894
COLOMBIA — (0.0%)
Banco Davivienda SA, 5.244%	19,052	96,450
Grupo Aval Acciones y Valores SA, 3.557%	1,131,540	146,024
Grupo de Inversiones Suramericana SA, 7.419%	84,488	299,727
TOTAL COLOMBIA		542,201
SOUTH KOREA — (0.0%)
* Hanwha Galleria Corp.	462	1,643
* Hanwha Solutions Corp.	409	8,972
TOTAL SOUTH KOREA		10,615
TOTAL PREFERRED STOCKS		55,731,613
RIGHTS/WARRANTS — (0.0%)
SOUTH KOREA — (0.0%)
* Macquarie Korea Infrastructure Fund Rights 08/02/23	21,703	0
TOTAL INVESTMENT SECURITIES (Cost $2,999,440,496)		4,947,576,758

The Emerging Markets Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	3,258,094	$37,686,374
TOTAL INVESTMENTS — (100.0%)
(Cost $3,037,124,643)^^			$4,985,263,132

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	09/15/23	$31,765,667	$33,210,450	$1,444,783
Total Futures Contracts			$31,765,667	$33,210,450	$1,444,783
Summary of the Series' investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$204,722,998	—	—	$204,722,998
Chile	11,575,911	$14,125,550	—	25,701,461
China	186,887,837	1,118,081,885	—	1,304,969,722
Colombia	5,528,533	72,909	—	5,601,442
Czech Republic	—	8,870,578	—	8,870,578
Egypt	147,296	1,554,564	—	1,701,860
Greece	—	25,114,868	—	25,114,868
Hungary	—	12,924,477	—	12,924,477
India	30,388,520	751,322,421	$733,771	782,444,712
Indonesia	—	96,215,857	—	96,215,857
Kuwait	16,143,592	2,058,969	—	18,202,561
Malaysia	—	75,070,113	—	75,070,113
Mexico	127,641,012	—	—	127,641,012
Peru	5,744,659	—	—	5,744,659
Philippines	—	35,264,991	—	35,264,991
Poland	—	50,708,977	—	50,708,977
Qatar	—	42,589,435	—	42,589,435
Saudi Arabia	—	190,339,376	—	190,339,376
South Africa	25,758,077	145,988,880	—	171,746,957
South Korea	5,679,601	638,125,321	—	643,804,922
Taiwan	4,298,782	826,554,865	—	830,853,647

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$101,655,879	$10,645,954	—	$112,301,833
Turkey	—	41,184,907	—	41,184,907
United Arab Emirates	—	76,671,789	—	76,671,789
United States	—	1,451,991	—	1,451,991
Preferred Stocks
Brazil	54,250,903	—	—	54,250,903
Chile	—	927,894	—	927,894
Colombia	542,201	—	—	542,201
South Korea	—	10,615	—	10,615
Securities Lending Collateral	—	37,686,374	—	37,686,374
Futures Contracts**	1,444,783	—	—	1,444,783
TOTAL	$782,410,584	$4,203,563,560	$733,771^	$4,986,707,915
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2023, the Trust consisted of ten operational portfolios, of which three (the "Series") are included in this document and are "Master Funds" in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Series entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,408,410
The DFA International Value Series	10,670,923
The Emerging Markets Series	3,084,934
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series' financial statements.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.